    As filed with the Securities and Exchange Commission on November 15, 2002
================================================================================
                                              1933 Act File No. ________________
                                              1940 Act File No. 811-____________

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2

[X]      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[_]      Pre-Effective Amendment No. ______________________
[_]      Post-Effective Amendment No. _____________________

                                       and

[X]      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[_]      Amendment No. _____

                       SCUDDER MUNICIPAL BOND FUND, INC.
         (Exact Name of Registrant as Specified in Declaration of Trust)

                                 345 Park Avenue
                            New York, New York 10154
                    (Address of Principal Executive Offices)
                     (Number, Street, City, State, Zip Code)

                                  800-349-4281
              (Registrant's Telephone Number, including Area Code)

                         Bruce A. Rosenblum, Esquire
                          Deutsche Asset Management
                               One South Street
                                  BAL01-1806
                            Baltimore, Maryland 21202
 (Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

                          Copies of Communications to:

                            Bryan Chegwidden, Esquire
                                  Ropes & Gray
                                885 Third Avenue
                            New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

                    ----------------------------------------

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

It is proposed that this filing will become effective (check appropriate box)

         [X]      when declared effective pursuant to Section 8(c)

                    ----------------------------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
-----------------------------------------------------------------------------------------------------------------
                                                        PROPOSED MAXIMUM      PROPOSED MAXIMUM        AMOUNT OF
                                      AMOUNT BEING     OFFERING PRICE PER    AGGREGATE OFFERING      REGISTRATION
TITLE OF SECURITIES BEING REGISTERED   REGISTERED           UNIT                  PRICE(1)              FEE(2)
------------------------------------  ------------     ------------------    ------------------      ------------
Common Stock
$0.01 par value                       1,000 Shares          $15.00                $15,000                $1.38
-----------------------------------------------------------------------------------------------------------------

(1)  Estimated solely for the purpose of calculating the registration fee.
(2) $1.38 was wired to the Securities and Exchange Commission's account at Mellon Bank, Pittsburgh, Pennsylvania in payment of the required registration fee due in connection with this Registration Statement.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.
================================================================================

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                             SUBJECT TO COMPLETION
                          PRELIMINARY PROSPECTUS DATED
PROSPECTUS
--------------------------------------------------------------------------------
                                     SHARES
SCUDDER MUNICIPAL BOND FUND, INC.
                                 COMMON SHARES
                            $              PER SHARE
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE. Scudder Municipal Bond Fund, Inc. (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's investment objective is to provide income exempt from federal income tax, including alternative minimum tax ("AMT") applicable to individuals.

PORTFOLIO CONTENTS. Under normal market conditions, the Fund will invest at least 80% of its total managed assets in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax, including AMT applicable to individuals. The Fund normally will invest at least 80% of its total managed assets (measured at the time of investment) in investment grade municipal bonds. The Fund may invest up to 20% of its total managed assets (measured at the time of investment) in junk bonds, which are those rated below the fourth credit grade (i.e., grade BB/Ba and below). "Total managed assets" means the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage). The Fund will invest primarily in long-term tax-exempt securities and expects to have a dollar-weighted average effective portfolio maturity of 10 to 15 years and a dollar-weighted average effective duration of 6 to 8 years. There is no assurance that the Fund will achieve its investment objective.

INVESTMENT ADVISOR. The Fund's investment advisor is Deutsche Investment Management Americas Inc. The investment advisor is part of the United States asset management activities of Deutsche Bank AG. See "Management of the Fund."

NO PRIOR HISTORY. Because the Fund is newly organized, its common shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. The Fund intends to file an application to list its common shares on the New York Stock Exchange under the
symbol "          ."

INVESTING IN COMMON SHARES INVOLVES CERTAIN RISKS. SEE "RISKS" BEGINNING ON PAGE
     .

                                                              PER SHARE     TOTAL
---------------------------------------------------------------------------------
Public Offering Price                                          $          $
---------------------------------------------------------------------------------
Sales Load                                                     $          $
---------------------------------------------------------------------------------
Estimated Offering Expenses                                    $          $
---------------------------------------------------------------------------------
Proceeds to the Fund(1)                                        $          $
---------------------------------------------------------------------------------

------------

(1) Total expenses of issuance and distribution are expected to be $        .

The underwriters may purchase up to           additional common shares at the
public offering price, less the sales load, within 45 days from the date of this prospectus to cover over-allotments.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Common shares will be ready for delivery on or about           , 2003.

          , 2003

--------------------------------------------------------------------------------

LEVERAGE. The Fund currently anticipates issuing preferred shares and/or borrowing funds in an aggregate amount of approximately 33 1/3% of its total managed assets to buy additional investments. Such preferred shares or borrowing may not exceed 38% of its total managed assets. The Fund may borrow from banks or other financial institutions and may also use reverse repurchase agreements, dollar rolls and other instruments, which may in certain circumstances be considered borrowings. The practice of issuing preferred shares or utilizing borrowings in order to increase the Fund's assets for investment purposes is known as "leverage" and will create special risks.

You should read the Prospectus, which contains important information about the Fund, before deciding whether to invest and retain it for future reference. A
Statement of Additional Information, dated           , 2003, containing
additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus (meaning that it is legally part of this Prospectus). You may request a free copy of the Statement of Additional Information, the table of contents of
which is on page      of this Prospectus, by calling (800) [621-1048] or by
writing to the Fund, or you may obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission web site (http://www.sec.gov).

The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

TABLE OF CONTENTS
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Prospectus Summary....................    1
Summary of Fund Expenses..............    7
The Fund..............................    9
Use of Proceeds.......................    9
The Fund's Investments................   10
Use of Leverage.......................   12
Risks.................................   16
How the Fund Manages Risk.............   21
Management of the Fund................   22
Net Asset Value.......................   23
Distributions.........................   24
Dividend Reinvestment and Cash
  Purchase Plan.......................   24
Description of Shares.................   28
Certain Provisions of the Articles of
  Incorporation and By-Laws...........   30
Repurchase of Fund Shares; Conversion
  to Open-End Fund....................   32
Tax Matters...........................   33
Underwriting..........................   34
Custodian and Transfer Agent..........   36
Legal Opinions........................   36
Table of Contents for the Statement of
  Additional Information..............   37

--------------------------------------------------------------------------------

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS. THE FUND HAS NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH DIFFERENT INFORMATION. THE FUND IS NOT MAKING AN OFFER OF THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED. YOU SHOULD NOT ASSUME THAT THE INFORMATION CONTAINED IN THIS PROSPECTUS IS ACCURATE AS OF ANY DATE OTHER THAN THE DATE ON THE FRONT OF THIS PROSPECTUS. THE FUND'S BUSINESS, FINANCIAL CONDITION AND PROSPECTS MAY HAVE CHANGED SINCE THAT DATE.

Until           , 2003 (25 days after the date of this prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealer's obligation to deliver a prospectus when acting as an underwriter and with respect to its unsold allotments or subscriptions.

                                       II

Prospectus summary

This is only a summary. You should review the more detailed information contained in the Prospectus and in the Statement of Additional Information.

THE FUND

Scudder Municipal Bond Fund, Inc. (the "Fund") is a newly organized, diversified, closed-end management investment company. See "The Fund."

THE OFFERING

The Fund is offering           common shares at $          per share through a
group of underwriters (the "Underwriters") led by           . The common shares
are called "Common Shares" in the rest of this Prospectus. You must purchase at
least           Common Shares. The Fund has given the Underwriters an option to
purchase up to           additional Common Shares to cover orders in excess of
          Common Shares. See "Underwriting." Deutsche Investment Management Americas Inc. has agreed to pay (i) all organizational expenses and (ii) offering costs (other than the sales load) that exceed $0.03 per Common Share.

INVESTMENT OBJECTIVE

The Fund's investment objective is to provide income exempt from regular federal income tax, including alternative minimum tax ("AMT") applicable to individuals. The Fund invests, under normal market conditions, at least 80% of its total managed assets in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax, including AMT applicable to individuals. The Fund normally will invest at least 80% of its total managed assets in municipal bonds that at the time of investment are investment grade quality. Investment grade quality bonds are bonds rated within the four highest credit grades (Baa or BBB or better by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or Fitch, Inc. ("Fitch")), or bonds that are unrated but judged to be of comparable quality by the Fund's investment advisor. The Fund may invest up to 20% of its total managed assets in municipal bonds that, at the time of investment, are rated Ba/BB or B by Moody's, S&P or Fitch or that are unrated but judged to be of comparable quality by the Fund's investment advisor. Compared to investment grade bonds, junk bonds may pay higher yields, have higher volatility and higher risk of default on payments of interest or principal. The Fund will invest primarily in long-term tax-exempt securities and expects to have a dollar-weighted average effective portfolio maturity of 10 to 15 years and a dollar-weighted average effective duration of 6 to 8 years. There is no assurance that the Fund will achieve its investment objective. See "The Fund's Investments."

SPECIAL TAX CONSIDERATIONS

Dividends may be subject to state and local taxes. If the Fund invests in taxable securities, a portion of the Fund's dividends may be taxable as ordinary income. Distributions of ordinary taxable income (including any net short-term capital gain) will be taxable to shareholders as ordinary income, and capital gain dividends will be subject to capital gains taxes. See "Tax Matters."

USE OF LEVERAGE

The Fund may issue preferred shares ("Preferred Shares") and/or borrow in order to buy additional securities. This practice is known as "leverage." The Fund anticipates that, within one to three months after completion of this offering, it will offer Preferred Shares representing (together with other outstanding forms of leverage) approximately 33 1/3% of the Fund's total managed assets, as measured immediately after the issuance of the Preferred Shares, but will be permitted to incur leverage in an amount up to 38% of its total managed assets. "Total managed assets" means the total assets of the

Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage). For purposes of calculating "total managed assets," the liquidation preference of any Preferred Shares outstanding is not considered a liability. The precise amount of leverage used by the Fund may vary from time to time, and the Fund will not necessarily incur the maximum amount of leverage permitted. Leverage involves special risks. There is no assurance that the Fund will issue Preferred Shares or otherwise use leverage, or that, whether or not Preferred Shares are issued or leverage is otherwise used, the Fund's leveraging strategy will be successful. See "Risks--Leverage Risk."

The Fund may use other instruments that may be considered leverage under certain circumstances, including reverse repurchase agreements, credit default swaps, dollar rolls and other investment techniques. Although the Fund does not currently intend to borrow from banks and other financial institutions in order to leverage its portfolio, it may do so in the future. Bank borrowings will be included when calculating the amount of the Fund's outstanding leverage.

It is anticipated that dividends with respect to Preferred Shares and/or interest (if applicable) with respect to other forms of leverage will be based on shorter-term interest rates that would be periodically reset.

The Fund intends to invest the proceeds from the issuance of Preferred Shares or the use of other forms of leverage principally in intermediate-and longer-term, typically fixed rate, bonds. So long as the Fund's portfolio provides a higher rate of return (net of Fund expenses) than dividend rates on Preferred Shares and interest rates (if applicable) on other forms of leverage, as reset periodically, the use of these forms of leverage will allow holders of Common Shares ("Common Shareholders") to receive a higher current return than if the Fund were not leveraged. If, however, short-term interest rates rise relative to intermediate- and long-term interest rates or the rate of return on the Fund's portfolio, dividend rates on Preferred Shares and interest rates (if applicable) on other forms of leverage could exceed the rate of return on intermediate-and longer-term bonds and other investments held by the Fund, reducing the return to Common Shareholders.

There can be no assurance that the use of leverage will result in a higher yield on the Common Shares. When leverage is employed, the net asset value and market price of the Common Shares and the yield to Common Shareholders will be more volatile. Leverage will cause the Fund's net asset value to fall more sharply in response to increases in interest rates than it would have in the absence of leverage. In addition, Preferred Shares, if issued, are expected to pay cumulative dividends, which may tend to increase leverage risk and may result in less income for Common Shareholders. See "Description of Shares--Preferred Shares" and "Risks--Leverage Risk."

USE OF DERIVATIVES

The Fund may, but is not required to, utilize various other investment strategies for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in the Fund's portfolio or enhancing potential gain. These strategies may be executed through the use of derivative contracts. See "The Fund's
Investments--Derivative Transactions."

INTEREST RATE TRANSACTIONS

In connection with the Fund's anticipated use of leverage, the Fund may enter into interest rate swap or cap transactions. The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions.

In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a rate intended to match rates payable from time to time on the Preferred

Shares or any variable rate borrowings. The payment obligations would be based on the notional amount of the swap. In an interest rate cap, the Fund would pay a premium to the counterparty to the interest rate cap and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. If the counterparty to an interest rate swap or cap defaults, the Fund would be obligated to make the payments that it had intended to avoid. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, this default could negatively impact the Fund's ability to make dividend payments.

In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments or interest payments on borrowings. If the Fund fails to meet an asset coverage ratio required by law or if the Fund does not meet a rating agency guideline in a timely manner, the Fund may be required to redeem some or all of the Preferred Shares if issued. Similarly, the Fund could be required to prepay the principal amount of borrowings, if any. Such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Early termination of a swap could result in a termination payment by or to the Fund. Early termination of a cap could result in a termination payment to the Fund. The Fund intends to maintain in a segregated account with its custodian, cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily. The Fund will not enter into interest rate swap or cap transactions having a notional amount that exceeds the outstanding amount of the Fund's leverage. See "Use of Leverage" and "The Fund's Investments--Derivative Transactions" for additional information.

INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, will be the investment advisor of the Fund. The Advisor will receive an annual fee, payable monthly, in a maximum amount
equal to      % of the Fund's total managed assets. DeIM is an indirect wholly owned subsidiary of Deutsche Bank AG. See "Management of the Fund."

DISTRIBUTIONS

Commencing with the Fund's first dividend, the Fund intends to make regular monthly cash distributions to Common Shareholders based on the Fund's annual earnings. As portfolio and market conditions change, the rate of dividends on the Common Shares and the Fund's dividend policy could change. Over time, the Fund will distribute all of its net investment income. In addition, at least annually, the Fund intends to distribute net capital gain and taxable ordinary income, if any. Your initial distribution is expected to be declared
approximately      days, and paid approximately      to      days, from the
completion of this offering, depending on market conditions. You may elect to automatically reinvest some or all of your distributions in additional Common Shares under the Fund's Dividend Reinvestment and Cash Purchase Plan. See "Distributions" and "Dividend Reinvestment and Cash Purchase Plan."

LISTING

The Fund intends to file an application to list the Common Shares on the New
York Stock Exchange under the symbol "     ." See "Description of Shares--Common
Shares."

CUSTODIAN

               will serve as custodian of the Fund's assets. See "Custodian and Transfer Agent."

MARKET PRICE OF SHARES

Shares of closed-end investment companies frequently trade at prices lower than net asset value. Shares of closed-end investment companies like the Fund that invest primarily in investment grade municipal bonds have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. The Fund cannot assure Common Shareholders that the Common Shares will trade at a price higher than net asset value in the future. Net asset value will be reduced immediately following the offering by the sales load and the amount of organization and offering expenses paid by the Fund. See "Use of Proceeds." In addition to net asset value, market price may be affected by such factors as dividend levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality and liquidity and market supply and demand. See "Use of Leverage," "Risks," "Description of Shares," "Repurchase of Fund Shares; Conversion to Open-End Fund" and the Statement of Additional Information under "Repurchase of Fund Shares; Conversion to Open-End Fund." The Common Shares are designed primarily for long-term investors, and an investor should not view the Fund as a vehicle for trading purposes.

SPECIAL RISK CONSIDERATIONS

NO OPERATING HISTORY
The Fund is a newly organized, diversified, closed-end management investment company with no history of operations.

MARKET DISCOUNT RISK
Shares of closed-end management investment companies frequently trade at a discount from their net asset value.

INTEREST RATE RISK
Generally, when market interest rates fall, bond prices rise, and vice versa. Interest rate risk is the risk that the municipal bonds in the Fund's portfolio will decline in value because of increases in market interest rates. The prices of longer-term bonds fluctuate more than prices of shorter-term bonds as interest rates change. Conversely, the values of lower-rated and comparable unrated debt securities are less likely than those of investment grade and comparable unrated debt securities to fluctuate inversely with changes in interest rates. The Fund's use of leverage, as described below, will tend to increase Common Share interest rate risk. See "Risks--Interest Rate Risk."

CREDIT RISK
Credit risk is the risk that one or more municipal bonds in the Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the bond experiences a decline in its financial status. The Fund may invest up to 20% (measured at the time of investment) of its total managed assets in municipal bonds that are rated Ba/BB or B (i.e., junk bonds) or that are unrated but judged to be of comparable quality by DeIM. The prices of these lower grade bonds are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Municipal bonds of below investment grade quality are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due, and therefore involve a greater risk of default. See "Risks--Credit Risk."

LEVERAGE RISK
The use of leverage through the issuance of Preferred Shares or borrowings creates an opportunity for increased Common Share net income and returns, but also creates special risks for Common Shareholders. There is no assurance that the Fund's leveraging strategy will be successful. The Fund will pay (and Common Shareholders will bear) any costs and expenses relating to the issuance and ongoing maintenance of Preferred Shares (for example, distribution related expenses such as a participation fee paid at what it
expects will be an annual rate of      % of Preferred Share liquidation
preference to broker-dealers participating in Preferred Share auctions). Leverage creates two major types of risks for Common Shareholders:

+ the likelihood of greater volatility of net asset value and market price of Common Shares because changes in the value of the Fund's portfolio investments, including investments purchased with the proceeds of the issuance of Preferred Shares or borrowings, are borne entirely by the Common Shareholders; and

+ the possibility either that Common Share income will fall if the dividend rate on Preferred Shares or the interest rate on any borrowings rises, or that Common Share income will fluctuate because the dividend rate on Preferred Shares or the interest rate on any borrowings varies.

If the Fund leverages through borrowings, the Fund may not be permitted to declare dividends or other distributions on, or purchase, Common Shares unless at the time thereof the Fund meets certain asset coverage requirements and the payments of principal and of interest on any such borrowings are not in default. See "Risks--Leverage Risk."

HIGH YIELD BOND RISK
The Fund intends to purchase debt securities that are rated below investment-grade (commonly referred to as "junk bonds"), that is, rated at the time of purchase below Baa by Moody's or below BBB by S&P or Fitch and unrated securities judged to be of equivalent quality as determined by the Advisor. These securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the more their risks render them similar to equity securities. See Appendix A to the Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

MUNICIPAL BOND MARKET RISK
The amount of public information available about the municipal bonds in the Fund's portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Advisor than would be a stock fund or taxable bond fund. The secondary market for municipal bonds, particularly the below investment grade bonds in which the Fund may invest, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices. Some bonds could be paid off earlier than expected, which may hurt the Fund's performance. See "Risks--Municipal Bond Market Risk."

REINVESTMENT RISK
Income from the Fund's municipal security portfolio will decline if and when the Fund invests the proceeds from matured, traded or called municipal securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the market price or overall return of the Common Shares.

INFLATION RISK
Inflation risk is the risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the present value of payments at future dates.

MUNICIPAL SECURITIES MARKET RISK
The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. The secondary market for municipal securities also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its municipal securities at attractive prices. Special factors, such as legislative changes and local and business developments, may adversely affect the yield or value of the Fund's investments in municipal securities.

TAX RISK
The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

ECONOMIC SECTOR AND GEOGRAPHIC RISK
The Fund may invest 25% or more of its total assets in municipal obligations of issuers in the same state (or U.S. territory) or in municipal obligations in the same economic sector, including the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities; municipal utilities systems or public housing authorities; obligations of hospitals or life-care facilities; and industrial development or pollution control bonds issued for electrical utility systems, steel companies, paper companies and other purposes. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting a particular state or economic sector. For example, health-care related issuers are susceptible to Medicare, Medicaid and other third-party payor reimbursement policies, and national and state health care legislation.

MARKET DISRUPTION
As a result of terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, the U.S. securities markets were closed for a four day period. These terrorist attacks and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. In addition, the potential adverse impact on Fund service providers may affect the Fund's operations. See "Risks--Market Disruption."

ANTI-TAKEOVER PROVISIONS
Certain provisions of the Fund's Articles of Incorporation and By-Laws could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to modify its structure. The provisions may have the effect of depriving Common Shareholders of an opportunity to sell their shares at a premium over prevailing market prices and may have the effect of inhibiting conversion of the Fund to an open-end investment company. See "Certain Provisions of the Articles of Incorporation and By-Laws" and "Risks--Anti-Takeover Provisions."

Summary of Fund Expenses

The following table below assumes the issuance of Preferred Shares in an amount equal to 33 1/3% of the Fund's total managed assets (after their issuance), and shows Fund expenses as a percentage of net assets attributable to Common Shares.

Shareholder Transaction Expenses
    Sales Load Paid by You (as a percentage of offering
     price).................................................            %
    Offering Expenses Borne by the Fund (as a percentage of
     offering price)(1)(2)..................................            %
    Dividend Reinvestment and Cash Purchase Plan Fees.......     [None]([(3)])

                                             PERCENTAGE OF NET ASSETS
                                                         ATTRIBUTABLE
                                                  TO COMMON SHARES(5)
---------------------------------------------------------------------
Annual Expenses
    Management Fee(4).......................................        %
    Other Expenses(4).......................................        %
                                                              -------
    [Interest Payments on Borrowed Funds(4).................  [None]]
    Total Annual Expenses(4)................................        %
                                                              =======

(1) DeIM has agreed to pay offering costs (other than the sales load) that exceed $0.03 per Common Share.

(2)  If the Fund offers Preferred Shares, costs of that offering, estimated to
     be approximately     % of the total amount of the Preferred Share offering,
     will effectively be borne by the Common Shareholders and result in a reduction of the net asset value of the Common Shares. Assuming the issuance of Preferred Shares in an amount equal to 33 1/3% of the Fund's total managed assets (after issuance), those offering costs are estimated
     to be approximately $    per Common Share (    % of the offering price).

(3)  You will be charged a $        service charge and pay brokerage charges if
     you direct the Plan Agent to sell your Common Shares held in a dividend reinvestment account.

[(4)  In the event the Fund, as an alternative to issuing Preferred Shares,
      utilizes leverage through borrowings in an amount equal to     % of the
      Fund's total assets (including the amount obtained from leverage), it is estimated that, as a percentage of net assets attributable to Common
      Shares, the Management Fee would be     %, Other Expenses would be     %,
      Interest Payments on Borrowed Funds (assuming an interest rate of     %,
      which interest rate is subject to change based on prevailing market
      conditions) would be     % and Total Annual Expenses would be     %. Based
      on the total annual expenses and in accordance with the example below, the
      expenses for years 1, 3, 5 and 10 would be $        , $        ,
      $        and $        , respectively.]

(5) Stated as percentages of net assets attributable to Common Shares. Assuming no issuance of Preferred Shares or borrowings, the Fund's expenses would be estimated to be as follows:

                                          PERCENTAGE OF NET ASSETS
                                                   ATTRIBUTABLE TO
                                                     COMMON SHARES
------------------------------------------------------------------
Annual Expenses [(as a percentage of managed assets)]:
    Management Fee..........................................     %
    Other Expenses..........................................     %
    Interest Payments on Borrowed Funds.....................  None
                                                              ----
    Total Annual Expenses...................................     %
                                                              ====

The purpose of the table above is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The expenses shown in the table are based on estimated amounts for the Fund's first year of operations and assume that the Fund issues approximately Common Shares. See "Management of the Fund" and "Dividend Reinvestment and Cash Purchase Plan."

The following example illustrates the expenses (including the sales load of
$     , estimated offering expenses of this offering of $          and estimated
Preferred Shares offering costs assuming Preferred Shares are issued representing 33 1/3% of the Fund's total managed assets (after issuance) of
$     ) that you would pay on a $1,000 investment in Common Shares, assuming (1)
total net annual expenses of      % of net assets and (2) a 5% annual return:(1)

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
 $         $        $          $

The example should not be considered a representation of future expenses. Actual expenses may be higher or lower.

(1) The example assumes that the estimated Other Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example. The expenses you would pay, based on the Fund's expenses as stated as percentages of the Fund's total managed assets and otherwise on the
     assumptions in the example would be: 1 Year $    ; 3 Years $    ; 5 Years
     $    ; and 10 Years $    .

The Fund

The Fund is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized as a Maryland corporation on November 14, 2002. As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 345 Park Avenue, New York, New York 10154, and its telephone number is (800) 349-4281.

Use of Proceeds

The net proceeds of the offering of Common Shares will be approximately
$          (or $          if the Underwriters exercise the over-allotment option
in full) after payment of the estimated organization and offering costs. DeIM has agreed to pay (i) all organizational expenses and (ii) offering costs (other than the sales load) that exceed $0.03 per Common Share. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as stated below. It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds in municipal bonds that meet the investment objective and policies within three months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in short-term, tax-exempt securities.

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The Fund's Investments

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide income exempt from federal income tax, including AMT applicable to individuals.

Under normal market conditions, the Fund will invest at least 80% of its total managed assets in securities of municipalities across the United States and in other securities whose income is free from regular federal income taxes, including AMT applicable to individuals. The Fund will normally invest at least 80% of its total managed assets in municipal bonds rated, at the time of purchase, within the four highest quality rating categories of Moody's (Aaa, Aa, A or Baa), S&P or Fitch (AAA, AA, A or BBB), or their equivalents as determined by the Advisor. The Fund may invest up to 20% of its total managed assets (measured at the time of investment) in bonds rated below Ba or B by Moody's or below BB or B by S&P or Fitch, or unrated securities considered to be of equivalent quality. Bonds of below investment grade quality (Ba/BB or below) are commonly referred to as junk bonds. Compared to investment grade bonds, junk bonds may pay higher yields, have higher volatility and higher risk of default on payments of interest or principal. The Fund may not invest in bonds rated below B by Moody's, S&P or Fitch, or their equivalent. The Advisor measures credit quality at the time its buys securities, using independent ratings or, for unrated securities, its own credit analysis. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Advisor will determine whether it is in the best interest of the Fund to retain or dispose of the security. A general description of Moody's, S&P's and Fitch's ratings of municipal bonds is set forth in Appendix A to the Statement of Additional Information. The Fund may also invest in securities of other open- or closed-end investment companies that invest primarily in municipal bonds of the types in which the Fund may invest directly. See "--Other Investment Companies."

The Fund may buy many types of municipal securities, including revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential, and normally prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market.

The Fund may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies that provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's income. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance feature does not guarantee the market value of the insured obligations or the net asset value of the Common Shares.

The Fund will invest primarily in long-term tax-exempt securities and expects to have a dollar-weighted average effective portfolio maturity of 10 to 15 years and a dollar-weighted average effective duration of 6 to 8 years. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. When interest rates fall, the effective duration of the portfolio may increase, and when interest rates rise, the effective duration of the portfolio may decrease.

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 10

THE FUND'S INVESTMENTS
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For temporary defensive purposes or if an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to 100% of the Fund's assets may be held in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments. [The Fund
may invest more than    % of its assets in taxable securities to meet temporary
liquidity requirements.] It is impossible to predict how long such alternative strategies may be utilized.

The Fund may also invest in stand-by commitments and other puts, repurchase agreements, municipal lease obligations, variable rate demand instruments and when-issued or forward delivery securities, may purchase warrants to purchase debt securities, and may also engage in strategic transactions. For more information, see the Statement of Additional Information.

The Fund cannot change its investment objective without the approval of the holders of a "majority of the outstanding" Common Shares. A "majority of the outstanding" Common Shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

MUNICIPAL BONDS

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial development and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source. The Fund also may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Fund will only purchase municipal bonds representing lease obligations where the Advisor believes the issuer has a strong incentive to continue making appropriations until maturity.

The municipal bonds in which the Fund will invest are generally issued by or on behalf of States, cities and local authorities and certain possessions and territories of the United States (such as Puerto Rico or Guam) and their political subdivisions, agencies and instrumentalities, and pay interest that, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Advisor to be reliable), is exempt from federal income taxes, including AMT applicable to individuals.

The yields on municipal bonds depend on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The market value of municipal bonds will vary with changes in interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may buy and sell municipal bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, because bonds are subject to market fluctuations, the value of the bonds at time of delivery may be less (or more) than cost. A separate account of the Fund will be established consisting of cash, cash equivalents, or liquid securities having a market value at all times at least equal to the amount of the commitment.

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THE FUND'S INVESTMENTS
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VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. While floaters provide a certain degree of protection against rising interest rates, the Fund will participate in any decline in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities, where the value of the investment position is determined by changes in the difference between such prices or interest rates, as the case may be, of the respective securities.

OTHER INVESTMENT COMPANIES

The Fund may invest up to      % of its net assets in securities of other open-
or closed-end investment companies that invest primarily in municipal bonds of the types in which the Fund may invest directly. The Fund generally expects to invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its Common Shares or Preferred Shares, or during periods when there is a shortage of attractive, high-yielding municipal bonds available in the market. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's advisory and administrative fees with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Advisor will take expenses into account when evaluating the investment merits of an investment in the investment company relative to available municipal bond investments. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described herein. As described in "Risks," the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.

Use of Leverage

The Fund intends to use leverage through the issuance of Preferred Shares, but may also leverage through other means, including borrowing. The Fund currently anticipates its use of leverage will represent approximately 33 1/3% of the Fund's total managed assets.

The Fund intends to apply for ratings for the Preferred Shares from at least one nationally recognized securities rating organization ("NRSRO") (most likely Moody's, S&P and/or Fitch). The Fund presently anticipates that any Preferred Shares that it intends to issue initially would be given the highest ratings by Moody's ("Aaa"), S&P ("AAA") or Fitch ("AAA"). Subject to market conditions and the Fund's receipt of a credit rating of AAA/Aaa on Preferred Shares, within
approximately           to           months after the completion of the offering
of the Common Shares, the Fund intends to offer Preferred Shares representing approximately 33 1/3% of the Fund's total managed assets, measured immediately after their issuance. Preferred Shares will have seniority over the Common Shares and any interest rate transactions the Fund enters into. The issuance of Preferred Shares will leverage the Common Shares. Any borrowings would also leverage, and have seniority over, the Common Shares. There is no assurance that the Fund's leveraging strategy will be successful.

Changes in the value of the Fund's portfolio securities, including costs attributable to Preferred Shares or borrowings, will be borne entirely by the Common Shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, the leverage will decrease (or increase) the net asset value per Common Share to a greater extent than if the Fund were not leveraged. During periods

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 12

USE OF LEVERAGE
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in which the Fund uses leverage, the fees paid to DeIM for advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total managed assets.

For tax purposes, the Fund is required to allocate net capital gain and other taxable income, if any, between and among the Common Shares and any series of Preferred Shares in proportion to total distributions paid to each class for the taxable year in which the net capital gain or other taxable income is realized. If net capital gain or other income is allocated to Preferred Shares (instead of solely tax-exempt income), it is likely that the terms of the Preferred Shares will require the Fund to pay higher total dividends to preferred shareholders or to make dividend payments intended to compensate preferred shareholders for the unanticipated characterization of a portion of their dividends as taxable ("Gross-Up Dividends"). This would reduce any advantage of the Fund's leveraged structure to Common Shareholders.

Under the 1940 Act, the Fund is not permitted to issue its own Preferred Shares unless immediately after the issuance the value of the Fund's assets is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., such liquidation value may not exceed 50% of the value of the Fund's assets less liabilities other than borrowings). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's assets less liabilities other than borrowings is at least 200% of such liquidation value. The Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. If Preferred Shares are outstanding, two of the Fund's directors will be elected by the holders of Preferred Shares, voting separately as a class. The remaining directors of the Fund will be elected by holders of Common Shares and Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on Preferred Shares for two years, Preferred Shares would be entitled to elect a majority of the directors of the Fund. The failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which could have a material adverse effect on the value of the Common Shares.

Under the 1940 Act, the Fund generally is not permitted to issue commercial paper or notes or borrow unless immediately after the borrowing or commercial paper or note issuance the value of the Fund's total assets less liabilities other than the principal amount represented by commercial paper, notes or borrowings, is at least 300% of such principal amount. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than the principal amount represented by commercial paper, notes or borrowings, is at least 300% of such principal amount. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding commercial paper, notes or borrowing to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Directors.

The Fund may be subject to certain restrictions imposed by either guidelines of one or more NRSROs, which may issue ratings for Preferred Shares or, if the Fund borrows from a lender, by the lender. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede DeIM from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies. In addition to other considerations, to the extent that the Fund believes that the covenants and guidelines required by the NRSROs would impede its ability to meet its investment objectives, or if the Fund is unable to obtain the rating on Preferred Shares (expected to be at least AAA/Aaa), the Fund will not issue Preferred Shares.

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USE OF LEVERAGE
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Assuming that Preferred Shares will represent in the aggregate approximately
33 1/3% of the Fund's total managed assets and pay dividends at an annual
average rate of      %, the income generated by the Fund's portfolio (net of
estimated expenses) must exceed      % in order to cover such dividend payments
and other expenses specifically related to Preferred Shares. Of course, these numbers are merely estimates, used for illustration. Actual Preferred Share dividend rates, interest or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is furnished in response to requirements of the Securities and Exchange Commission. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of investments held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further reflects the issuance of Preferred Shares representing approximately
33 1/3% of the Fund's total capital, and the Fund's currently projected annual Preferred Share dividend rate, borrowing interest rate or payment rate set by an
interest rate transaction of      %. See "Risks" and "Use of Leverage."

Assumed Portfolio Total Return...................  [   ]%   [   ]%   [   ]%   [   ]%   [   ]%
Common Share Total Return........................  [   ]%   [   ]%   [   ]%   [   ]%   [   ]%

Common Share total return is comprised of two elements--the Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends on Preferred Shares) and gains or losses on the value of the securities the Fund owns. As required by the Securities and Exchange Commission rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. Until the Fund issues Preferred Shares, the Common Shares will not be leveraged and this section will not apply.

DERIVATIVE TRANSACTIONS

The Fund may engage in derivative transactions from time to time for the purpose of hedging a portion of its portfolio holdings or in connection with the Fund's anticipated use of leverage.

STRATEGIC TRANSACTIONS
The Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in the Fund's portfolio or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors and collars (collectively, all the above are called "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or interest rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques

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 14

USE OF LEVERAGE
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may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund. See "Other Investment Policies and Techniques" in the Fund's Statement of Additional Information for further information on derivative transactions.

INTEREST RATE TRANSACTIONS
In connection with the Fund's anticipated use of leverage through its sale of Preferred Shares or borrowings, the Fund may enter into interest rate swap or cap transactions. Interest rate swaps involve the Fund's agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on shares or any variable rate borrowing. The payment obligation would be based on the notional amount of the swap.

The Fund may use an interest rate cap, which would require it to pay a premium to the cap counterparty and would entitle it, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive from the counterparty payment of the difference based on the notional amount. The Fund would use interest rate swaps or caps only with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common Share net earnings as a result of leverage.

The Fund will usually enter into swaps or caps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund intends to maintain in a segregated account cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily.

The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on the state of interest rates in general, the Fund's use of interest rate swaps or caps could enhance or harm the overall performance on the Common Shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the net asset value of the Common Shares. In addition, if short-term interest rates are lower than the Fund's fixed rate of payment on the interest rate swap, the swap will reduce Common Share net earnings. If, on the other hand, short-term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance Common Share net earnings. Buying interest rate caps could enhance the performance of the Common Shares by providing a maximum leverage expense. Buying interest rate caps could also decrease the net earnings of the Common Shares in the event that the premium paid by the Fund to the counterparty exceeds the additional amount the Fund would have been required to pay had it not entered into the cap agreement. The Fund has no current intention of selling an interest rate swap or cap. The Fund will not enter into interest rate swap or cap transactions in an aggregate notional amount that exceeds the outstanding amount of the Fund's leverage.

Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty defaults, the

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USE OF LEVERAGE
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Fund would not be able to use the anticipated net receipts under the swap or cap to offset the dividend payments on shares or interest payments on borrowings. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such a default could negatively impact the performance of the Common Shares.

Although this will not guarantee that the counterparty does not default, the Fund will not enter into an interest rate swap or cap transaction with any counterparty that the Advisor believes does not have the financial resources to honor its obligation under the interest rate swap or cap transaction. Further, the Advisor will continually monitor the financial stability of a counterparty to an interest rate swap or cap transaction in an effort to protect proactively the Fund's investments.

In addition, at the time the interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Common Shares.

The Fund may choose or be required to redeem some or all shares or prepay any borrowings. This redemption would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Such early termination of a swap could result in a termination payment by or to the Fund. An early termination of a cap could result in a termination payment to the Fund.

Risks

The net asset value of the Common Shares will fluctuate with and be affected by, among other things, interest rate risk, credit risk, reinvestment risk and leverage risk, and an investment in Common Shares will be subject to market discount risk, inflation risk and municipal bond market risk, each of which is more fully described below.

NEWLY ORGANIZED
The Fund is a newly organized, diversified, closed-end management investment company and has no operating history.

MARKET DISCOUNT RISK
Shares of closed-end management investment companies frequently trade at a discount from their net asset value. Net asset value will be reduced immediately following the initial public offering by the amount of the sales load and organizational and selling expenses paid by the Fund. This risk may be greater for investors who sell Common Shares in a relatively short period of time after completion of the initial public offering.

INTEREST RATE RISK
Interest rate risk is the risk that bonds (and the Fund's net assets) will decline in value because of changes in interest rates. Generally, municipal bonds will decrease in value when interest rates rise and increase in value when interest rates decline. This means that the net asset value of the Common Shares will fluctuate with interest rate changes and the corresponding changes in the value of the Fund's municipal bond holdings. The value of the longer-term bonds in which the Fund generally invests fluctuates more in response to changes in interest rates than does the value of shorter-term bonds. Conversely, the values of lower-rated and comparable unrated debt securities are less likely than those of investment grade and comparable unrated debt securities to fluctuate inversely with changes in interest rates. The Fund's use of leverage, as described below, will tend to increase Common Share interest rate risk.

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 16

RISKS
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CREDIT RISK
Credit risk is the risk that an issuer of a municipal bond will become unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund's net asset value or dividends. The Fund may invest up to 20% of its total managed assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody's, S&P or Fitch or that are unrated but judged to be of comparable quality by the Advisor. Bonds rated Ba/BB or below are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal, and these bonds are commonly referred to as junk bonds. The prices of these lower grade bonds are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities.

HIGH YIELD BOND RISK
The Fund intends to purchase debt securities which are rated below investment-grade (commonly referred to as "junk bonds"), that is, rated below Baa by Moody's or below BBB by S&P or Fitch and unrated securities judged to be of equivalent quality as determined by the Advisor. These securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the more their risks render them similar to equity securities. See Appendix A to the Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Issuers of such high yield securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The Fund may have difficulty disposing of certain high yield (high risk) securities because they may have a thin trading market. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. In addition, credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. Should the rating of a portfolio security be downgraded, the Advisor will determine whether it is in the best interests of the Fund to retain or dispose of such security.

MUNICIPAL BOND MARKET RISK
Investing in the municipal bond market involves certain risks. The amount of public information available about the municipal bonds in the Fund's portfolio is generally less than that for corporate

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RISKS
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equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of DeIM than would be a stock fund or taxable bond fund. The secondary market for municipal bonds, particularly the below investment grade bonds in which the Fund may invest, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt.

REINVESTMENT RISK
Reinvestment risk is the risk that income from the Fund's bond portfolio will decline if and when the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the Common Shares' market price or their overall returns.

LEVERAGE RISK
Utilization of leverage is a speculative investment technique and involves certain risks to the holders of Common Shares. These include the possibility of higher volatility of the net asset value of the Common Shares and potentially more volatility in the market value of the Common Shares. So long as the Fund is able to realize a higher net return on its investment portfolio than the then current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Common Shares to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then current cost of any leverage, together with other related expenses, approaches the net return on the Fund's investment portfolio, the benefit of leverage to holders of Common Shares will be reduced, and if the then current cost of any leverage were to exceed the net return on the Fund's portfolio net of expenses, the Fund's leveraged capital structure would result in a lower rate of return to Common Shareholders than if the Fund were not so leveraged. There can be no assurance that the Fund's leverage strategy will be successful. The Fund will pay (and Common Shareholders will bear) any costs and expenses relating to the issuance and ongoing maintenance of Preferred Shares (for example, distribution related expenses such as a participation fee paid at
what it expects will be an annual rate of      % of Preferred Share liquidation
preference to broker-dealers participating in Preferred Share auctions). In addition, as noted above in "Use of Leverage", the terms of the Preferred Shares are likely to require, in certain circumstances, that the Fund distribute Gross-up Dividends to holders of Preferred Shares. Such Gross-up Dividends would reduce the amount available for distribution to Common Shareholders.

Any decline in the net asset value of the Fund's investments will be borne entirely by Common Shareholders. Therefore, if the market value of the Fund's portfolio declines, the leverage will result in a greater decrease in net asset value to Common Shareholders than if the Fund were not leveraged. Such greater net asset value decrease also will tend to cause a greater decline in the market price for the Common Shares. To the extent that the Fund is required or elects to redeem any Preferred Shares

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 18

RISKS
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or prepay any borrowings, the Fund may need to liquidate investments to fund such redemptions or prepayments. Liquidation at times of adverse economic conditions may result in capital loss and reduce returns to Common Shareholders.

In addition, such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any interest rate swap or cap transaction. Early termination of the interest rate swap could result in a termination payment by or to the Fund. Early termination of a cap could result in a termination payment to the Fund. See "The Fund's Investments--Derivative Transactions."

If the Fund issues any senior securities representing indebtedness (as defined in the 1940 Act), under the requirements of the 1940 Act, the value of the Fund's total assets, less all liabilities and indebtedness of the Fund not represented by such senior securities, must be at least equal, immediately after any such senior securities representing indebtedness, to 300% of the aggregate value of such senior securities. Upon the issuance of Preferred Shares, the value of the Fund's total assets, less all liabilities and indebtedness of the Fund not represented by senior securities must be at least equal, immediately after the issuance of the Preferred Shares, to 200% of the aggregate value of any senior securities and the Preferred Shares.

Asset coverage or portfolio composition provisions in addition to and more stringent than those required by the 1940 Act may be imposed in connection with the issuance of a rating of the Preferred Shares or any debt issued by the Fund for leverage purposes. In addition, restrictions may be imposed on certain investment practices in which the Fund may otherwise engage.

The Fund reserves the right at any time, if it believes that market conditions are appropriate, to increase its level of debt or other senior securities to maintain or increase the Fund's current level of leverage to the extent permitted by the 1940 Act and existing agreements between the Fund and third parties. While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Fund will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the Common Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage likely would operate to reduce the income and/or total return to Common Shareholders relative to the circumstances where the Fund had not reduced leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and Common Share price if the prediction were to turn out to be correct, and determine not to reduce leverage.

Because the fee paid to the Advisor will be calculated on the basis of total managed assets, the fee will be higher when leverage is utilized, giving the Advisor an incentive to utilize leverage.

The Fund may invest in the securities of other investment companies. Such securities may also be leveraged and will therefore be subject to the leverage risks described above. Such additional leverage may in certain market conditions serve to reduce the net asset value of the Fund's Common Shares and the returns to Common Shareholders.

INFLATION RISK
Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. In addition, during any periods of rising inflation, Preferred Share dividend rates would likely increase, which would tend further to reduce returns to Common Shareholders.

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RISKS
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MUNICIPAL SECURITY MARKET RISK
Investing in the municipal securities market involves certain risks. The secondary market for municipal securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices. Special factors, such a legislative changes and local and business developments, may adversely affect the yield or value of the Fund's investments in municipal securities. The ability of municipal issuers to make timely payments of interest and principal may be diminished in general economic downturns and as governmental cost burdens are reallocated among Federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes.

TAX RISK
The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes. In order to be tax exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall. See "Tax Matters."

ECONOMIC SECTOR AND GEOGRAPHIC RISK
The Fund may invest 25% or more of its total assets in municipal obligations of issuers in the same state (or U.S. territory) or in municipal obligations in the same economic sector, including without limitation the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities; municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; and industrial development or pollution control bonds issued for electrical utility systems, steel companies, paper companies or other purposes. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting a particular state or economic sector. For example, health care related issuers are susceptible to Medicare, Medicaid and other third party payor reimbursement policies, and national and state health care legislation. As concentration increases, so does the potential for fluctuation in the net asset value of the Common Shares.

MARKET DISRUPTION
As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, the U.S. securities markets were closed for a four-day period. These terrorist attacks and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. In addition, the potential adverse impact on Fund service providers may affect the Fund's operations, although the Fund is not aware at this time of significant operating difficulties at its service providers.

Although the Advisor believes that the financial impact of the terrorist attacks and subsequent events is likely to be widespread, it expects the credit implications for the municipal market as a whole to be fairly modest, except possibly with respect to the obligations of a few issuers directly impacted by such events, including general obligations and related debt of airport authorities, general obligations and related debt of the City of New York, general revenue obligations of the Port Authority of New York and New Jersey, and the tax-exempt industrial development revenue bond debt of the major airlines. In addition, specific projects and bond issues of other issuers that are connected to the City of New York and related municipal authorities and entities may be adversely affected. The Fund can give no

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RISKS
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assurances, however, that these events and the reaction to them may not have other material and adverse implications for the municipal market as a whole.

ANTI-TAKEOVER PROVISIONS
The Fund's Articles of Incorporation and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares.

NEW INVESTMENT TECHNIQUES
From time to time, new investment techniques have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these if the Advisor believes that doing so would be consistent with the Fund's investment objective and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility. The Advisor believes that the unavailability of such innovative securities would not adversely affect the Fund's ability to achieve its investment objective.

How the Fund Manages Risk

INVESTMENT LIMITATIONS

The Fund has adopted certain investment limitations designed to limit investment risk and maintain portfolio diversification. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares. The Fund may not:

+ invest more than 25% of total fund assets in securities of issuers in any one industry, except that this limitation does not apply to municipal bonds backed by the assets and revenues of governments or political subdivisions of governments; and

+ invest more than 5% of total fund assets in securities of any one issuer, except that this limitation does not apply to bonds issued by the United States Government, its agencies and instrumentalities or to the investment of 25% of its total assets.

See "Investment Objectives" in the Statement of Additional Information for a complete list of the fundamental and non-fundamental investment policies of the Fund.

QUALITY INVESTMENTS

The Fund will invest at least 80% of its total managed assets in bonds of investment grade quality at the time of investment. Investment grade quality means that such bonds are rated by national rating agencies within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or are unrated but judged to be of comparable quality by the Advisor.

LIMITED LEVERAGE

Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the net asset value of the Fund's portfolio is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., such liquidation value may not exceed 50% of the value of the Fund's total assets less liabilities). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or distribution) is at

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HOW THE FUND MANAGES RISK
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least 200% of such liquidation value. The Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to maintain coverage of any Preferred Shares of at least 200%.

Under the requirements of the 1940 Act, the Fund, immediately after any borrowings, must have an asset coverage of at least 300%. With respect to any such borrowings, asset coverage means the ratio, which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such borrowings represented by senior securities issued by the Fund. Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverages or portfolio composition or otherwise.

In addition, the Fund may be subject to certain restrictions imposed by guidelines of one or more NRSROs which may issue ratings for Preferred Shares, commercial paper or notes issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

HEDGING STRATEGIES

The Fund may use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures or options based on either an index of long-term municipal securities or on taxable debt securities whose prices, in the opinion of the Advisor, correlate with the prices of the Fund's investments. Successful implementation of most hedging strategies would generate taxable income. There are no assurances that the Fund will use these strategies, even under appropriate market circumstances, or, if used, that these strategies will be successful.

Management of the Fund

DIRECTORS AND OFFICERS

The Board of Directors is responsible for the management of the Fund, including
supervision of the duties performed by the Advisor. There are      directors of
the Fund,      of whom are "interested persons" (as defined in the 1940 Act) and of whom are not "interested persons." The names and business addresses of the directors and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

INVESTMENT ADVISER

DeIM, which is part of Deutsche Asset Management, is the investment advisor for the Fund. Under the supervision of the Board of Directors, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The Fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the United States for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This

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MANAGEMENT OF THE FUND
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well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Philip G. Condon, Ashton P. Goodfield and Eleanor R. Brennan are co-lead portfolio managers of the Fund and will provide daily oversight for, and execution of, the Fund's investment activities. Mr. Condon has been managing director of Deutsche Asset Management since. He began his investment career in 1978 and joined the Advisor in 1983. Ms. Goodfield has been Senior Vice
President of Deutsche Asset Management since     . She began her investment
career and joined the Advisor in 1986. Ms. Goodfield is also a Chartered Financial Analyst. Ms. Brennan has been a Senior Vice President of Deutsche
Asset Management since     . She began her investment career in 1986 and joined
the Advisor in 1995. Matthew J. Caggiano is also a portfolio manager of the Fund. Mr. Caggiano has been a Senior Vice President of Deutsche Asset Management
since     . He began his investment career and joined the Advisor in 1989.

INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an investment management agreement between DeIM and the Fund, the Fund has agreed to pay for the services and facilities provided by DeIM an annual management fee, payable on a monthly basis, according to the following schedule:

AVERAGE DAILY MANAGED ASSETS                                  MANAGEMENT FEE
----------------------------------------------------------------------------
            ................................................               %
            ................................................               %
            ................................................               %
            ................................................               %
            ................................................               %
            ................................................               %

In addition to the fee of the Advisor, the Fund pays all other costs and expenses of its operations, including compensation of its Directors (other than those affiliated with the Advisor), custodian, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

Net Asset Value

The Fund's net asset value per share is determined as of the close of regular session trading (normally 4:00 p.m. eastern time) on each day the New York Stock Exchange is open for business. Net asset value is calculated by taking the fair value of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

The Fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, the Fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Directors. In such a case, the Fund's value for a security is likely to be different from the last quoted market price.

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Distributions

Commencing with the first dividend, the Fund intends to make regular monthly cash distributions to Common Shareholders at a rate that reflects the past and projected performance of the Fund. The Fund's ability to maintain a level dividend rate will depend on a number of factors. The net income of the Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund are accrued each day. Over time, all the net investment income of the Fund will be distributed. At least annually, the Fund also intends to distribute net capital gain and ordinary taxable income, if any. Initial distributions to Common Shareholders are expected to be declared
approximately           days, and paid approximately           to
days, from the completion of this offering, depending on market conditions. Although it does not now intend to do so, the Board of Directors may change the Fund's dividend policy and the amount or timing of the distributions, based on a number of factors, including the amount of the Fund's undistributed net investment income and historical and projected investment income.

To permit the Fund to maintain a more stable monthly distribution, the Fund will initially distribute less than the entire amount of net investment income earned in a particular period. The undistributed net investment income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of net investment income actually earned by the Fund during the period. Undistributed net investment income will be added to the Fund's net asset value and, correspondingly, distributions from undistributed net investment income will be deducted from the Fund's net asset value.

Dividend Reinvestment and Cash Purchase Plan

UMB Bank, N.A. (the "Plan Agent"), including any successor Plan Agent, has been appointed by the Board of Directors of the Fund to act as agent for each shareholder who has not elected in writing to receive dividends and distributions in cash (each a "Participant") under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). The Fund's transfer agent and dividend disbursing agent will open an account for each Participant under the Plan in the same name in which such Participant's present shares are registered, and put into effect for such Participant the dividend reinvestment option of the Plan as of the first record date for a dividend or capital gains distribution, and the cash purchase option of the Plan as of the next appropriate date as provided below.

Whenever the Fund declares an income dividend or a capital gains distribution payable in Common Shares or cash at the option of the shareholders, each Participant is deemed to have elected to take such divided or distribution entirely in additional shares of Common Shares of the Fund, and the Fund's transfer agent and dividend disbursing agent shall record such shares, including fractions, for the Participant's account. If the market price per share of the Common Shares on the valuation date equals or exceeds the net asset value per share on the valuation date, the number of additional shares to be credited to the Participant's account shall be determined by dividing the dollar amount of the dividend or capital gains distribution payable on the Participant's shares by the greater of the following amounts per share of the Common Shares on the valuation date: (a) the net asset value, or (b) 95% of the market price. If the market price per share of the Common Shares on the valuation date is less than the net asset value per share on the valuation date, the Plan Agent shall apply the dollar amount of the dividend or capital gains distribution on such Participant's shares (less such Participant's pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend and distribution) to the purchase on the open market of shares of the Common Shares for the Participant's account. Such purchases will be made on or shortly after the payment date for such dividend or distribution, and in no event more than 45 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. The valuation date

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DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
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will be the payment date for the dividend or capital gains distribution or, if such date is not a New York Stock Exchange trading date, then the next preceding New York Stock Exchange trading date.

Should the Fund declare an income dividend or capital gains distribution payable only in cash, the Plan Agent shall apply the amount of such dividend or distribution on each Participant's shares (less such Participant's pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to the purchase on the open market of shares of the Common Shares for the Participant's account. Such purchases will be made on or shortly after the payment date for such dividend or distribution, and in no event more than 45 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

For all purposes of the Plan: (a) the market price of the Common Shares on a particular date shall be the mean between the highest and lowest sales prices on the New York Stock Exchange on that date, or, if there is no sale on such Exchange on that date, then the mean between the closing bid and asked quotations for such stock on such Exchange on such date provided, however, that if the valuation date precedes the "ex-dividend" date on such Exchange for a particular dividend and/or distribution, then the market price on such valuation date shall be as determined above, less the per share amount of the dividend and/or distribution; (b) net asset value per share of the Common Shares on a particular date shall be as determined by or on behalf of the Fund; and (c) all dividends, distributions and other payments (whether made in cash or in shares) shall be made net of any applicable withholding tax.

Each Participant, semi-annually, has the option of sending additional funds, in any amount from $100 to $3,000 for the purchase on the open market of shares of the Common Shares for such Participant's account. Voluntary payments will be invested by the Plan Agent on or shortly after the 15th of February and August, and in no event more than 45 days after such dates except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of federal securities law. Optional cash payments received from a Participant on or prior to the fifth day preceding the 15th of February or August will be applied by the Plan Agent to the purchase of additional shares of Common Shares as of that investment date. Funds received after the fifth day preceding the 15th of February or August and prior to the 30th day preceding the next investment date will be returned to the Participant. No interest will be paid on optional cash payments held until investment. Consequently, Participants are strongly urged to make their optional cash payments shortly before the 15th of February or August. However, Participants should allow sufficient time to ensure that their payments are received by the Fund's transfer agent and dividend disbursing agent on or prior to the fifth day preceding the 15th of February or August. Optional cash payments should be in U.S. funds and be sent by first-class mail, postage prepaid, only to the following address: Scudder Municipal Bond Fund, Inc., Dividend Reinvestment and Cash Purchase Plan, 811 Main Street, Kansas City, MO 64105-2005 (800-294-4366).

Deliveries to any other address do not constitute valid delivery. Participants may withdraw their entire voluntary cash payment by written notice received by the Plan Agent not less than 48 hours before such payment is to be invested.

Investments of voluntary cash payments and other open-market purchases provided for above may be made on any securities exchange where the Common Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Participants' funds held by the Plan Agent or the Fund's transfer agent and dividend disbursing agent uninvested will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase shares within 45 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Common Shares acquired for a

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DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
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Participant's account. For the purposes of cash investments the Plan Agent or the Fund's transfer agent and dividend disbursing agent may commingle Participants' funds, and the average price (including brokerage commissions) of all shares purchased by the Plan Agent as Agent shall be the price per share allocable to each Participant in connection therewith.

The Fund's transfer agent and dividend disbursing agent will record shares acquired pursuant to the Plan in noncertificated form on the books of the Fund in the Participant's name. The Fund's transfer agent and dividend disbursing agent will forward to each Participant any proxy solicitation material. Upon a Participant's written request, the Fund's transfer agent and dividend disbursing agent will deliver to such Participant, without charge, a certificate or certificates for the full shares.

The Fund's transfer agent and dividend disbursing agent will confirm to each Participant each acquisition made for such Participant's account as soon as practicable but no later than 60 days after the date thereof. The Fund's transfer agent and dividend disbursing agent will send to each Participant a statement of account confirming the transaction and itemizing any previous reinvestment activity for the calendar year. A statement reflecting the amount of cash received by the Fund's transfer agent and dividend disbursing agent will be issued on receipt of each cash deposit. The statements are the record of the costs of shares and should be retained for tax purposes. Certificates representing shares will not be issued to a Participant under the Plan unless such Participant so requests in writing or unless his account is terminated. Although Participants may from time to time have an undivided fractional interest (computed to four decimal places) in a share of the Fund, no certificates for a fractional share will be issued. However, dividends and distributions on fractional shares will be credited to a Participant's account. In the event of termination of a Participant's account under the Plan, the Fund's transfer agent and dividend disbursing agent will adjust for any such undivided fractional interest in cash at the market value of the Fund's shares at the time of termination less the pro rata expense of any sale required to make such an adjustment.

Any stock dividends or split shares distributed by the Fund on shares held for a Participant under the Plan will be credited to such Participant's account. In the event that the Fund makes available to its shareholders rights to purchase additional shares or other securities, the shares held for a Participant under the Plan will be added to other shares held by such Participant in calculating the number of rights to be issued to such Participant.

The Plan Agent's and/or Fund's transfer agent and dividend disbursing agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged a $1.00 service fee for each voluntary cash investment and a pro rata share of brokerage commissions on all open market purchases.

Participants may terminate their accounts under the Plan by notifying the Fund's transfer agent and dividend disbursing agent in writing. Such termination will be effective immediately if such Participant's notice is received by the Fund's transfer agent and dividend disbursing agent not less than ten days prior to any dividend or distribution record date; otherwise such termination will be effective as soon as practicable upon completion of the reinvestment of capital gains distributions or income dividends. The Plan may be terminated by the Fund upon notice in writing mailed to Participants at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund. Upon any termination the Fund's transfer agent and dividend disbursing agent will cause a certificate or certificates for the full number of shares held for each Participant under the Plan and cash adjustment for any fraction to be delivered to such Participant without charge.

If a Participant elects by notice to the Plan Agent in writing in advance of such termination to have the Plan Agent sell part or all of such Participant's shares and remit the proceeds to such Participant, the Plan Agent is authorized to deduct a fee of 5% of the gross proceeds, to a maximum of $3.50, plus brokerage commissions for this transaction and any transfer taxes. In such case, certificates for

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 26

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
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withdrawn shares will not be issued to such Participant, and the Plan Agent will, within ten (10) business days after receipt of such written notice, cause such shares to be sold at market prices for such Participant's account. It should be noted, however, that the Fund's share price may fluctuate during the period between a request for sale, its receipt by the Plan Agent, and the ultimate sale in the open market within 10 business days. This risk should be evaluated by such Participant when considering whether to request that the Plan Agent sell his or her shares. The risk of a price decline is borne solely by such Participant. A check for the proceeds will not be mailed prior to receipt by the Fund's transfer agent and dividend disbursing agent of proceeds of the sale; settlement currently occurs three (3) business days after the sale of shares. Information regarding the sale of shares will be provided to the Internal Revenue Service ("IRS").

The reinvestment of dividends and capital gains distributions does not relieve the Participant of any income tax which may be payable on such dividends and distributions. The Fund's transfer agent and dividend disbursing agent will report to each Participant the taxable amount of dividends and distributions credited to his account. Foreign shareholders who elect to have their dividends and distributions reinvested and whose dividends and distributions are subject to U.S. income tax withholding will have their dividends and distributions reinvested net of withholding tax. U.S. shareholders who elect to have their dividends and distributions reinvested will have their dividends and distributions reinvested net of the back-up withholding tax imposed under
Section 3406(a)(i) of the Code if (i) such shareholder has failed to furnish to the Fund his or her taxpayer identification number (the "TIN"), which for an individual is his social security number; (ii) the IRS has notified the Fund that the TIN furnished by the shareholder is incorrect; (iii) the IRS notifies the Fund that the shareholder is subject to back-up withholding; or (iv) the shareholder has failed to certify, under penalties of perjury, that he is not subject to back-up withholding. Foreign non-corporate shareholders may also be subject to back-up withholding tax with respect to long-term capital gains distributions if they fail to make certain certifications. Shareholders have previously been requested by the Fund or their brokers to submit all information and certifications required in order to exempt them from back-up withholding if such exemption is available to them.

The terms and conditions of the Plan may be amended or supplemented by the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission, any securities exchange on which shares of the Fund are listed, or any other regulatory authority, only by mailing to Participants appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by a Participant unless, prior to the effective date thereof, the Fund's transfer agent and dividend disbursing agent receives written notice of the termination of such Participant's account under the Plan. Any such amendment may include an appointment by the Fund of a successor Plan Agent or transfer agent and dividend disbursing agent under the Plan's terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent or the Fund's transfer agent and dividend disbursing agent under the Plan's terms and conditions. Notwithstanding the above, if for any reason operation of the Plan in accordance with its terms should become impracticable or unreasonable under the circumstances then prevailing, or in the judgment of the Fund's Board of Directors such operation would not be in the interests of the Fund's shareholders generally, then the Fund's Board of Directors shall have the authority to amend, effective immediately, the terms of the Plan to the extent that such amendment does not adversely affect the interests of Participants in any material respect. Appropriate written notice of such amendment shall be given within 30 days of its effective date.

Each of the Plan Agent and Fund's transfer agent and dividend disbursing agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to insure the accuracy of all services performed under the Plan and to comply with applicable law, but assumes no responsibility

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DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
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and shall not be liable for loss or damage due to errors unless such error is caused by its negligence, bad faith, or willful misconduct or that of its employees. The terms and conditions of the Plan are governed by the laws of the State of New York.

Description of Shares

COMMON SHARES

The Fund is authorized to issue           shares, of which           shares are
classified as Common Shares, $0.01 par value per share. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. If any Preferred Shares have been issued and are outstanding, Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred Shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions.

The Fund intends to file an application to list the Common Shares on the New York Stock Exchange. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

The Fund's net asset value per share generally increases when interest rates decline, and decreases when interest rates rise, and these changes are likely to be greater because the Fund intends to have a leveraged capital structure. Net asset value will be reduced immediately following the offering by the amount of the sales load and organization and offering expenses paid by the Fund. DeIM has agreed to pay (i) all organizational expenses and (ii) offering costs (other than the sales load) that exceed $0.03 per Common Share. See "Use of Proceeds."

Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Fund that invest primarily in investment grade municipal bonds have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes.

PREFERRED SHARES

Of the           shares the Fund is authorized to issue,           shares are
classified as Preferred Shares, $0.01 par value per share. The Fund's Articles of Incorporation authorize the Board of Directors, without approval of the Common Shareholders, to determine the designation of and to set the terms of the Preferred Shares, including the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms and conditions of redemption prior to issuance. The Preferred Shares may be issued in series.

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 28

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

The Fund's Board of Directors currently intends to authorize an offering of Preferred Shares (representing approximately 33 1/3% of the Fund's total managed assets immediately after the time the Preferred Shares are issued) approximately
          to           months after completion of the offering of Common Shares.
Any such decision is subject to market conditions, the Fund's receipt of a AAA/Aaa credit rating on the Preferred Shares and the Board's continuing belief that leveraging the Fund's capital structure through the issuance of Preferred Shares is likely to achieve the benefits to the Common Shareholders described in this Prospectus. Although the terms of the Preferred Shares will be determined by the Board of Directors (subject to applicable law and the Fund's Articles of Incorporation) if it authorizes a Preferred Shares offering, the Board has determined that the Preferred Shares, at least initially, would likely pay cumulative dividends at rates determined over relatively shorter-term periods (such as 7 days), by providing for the periodic redetermination of the dividend rate through an auction or remarketing procedure. The Board of Directors has indicated that the preference on distribution, liquidation preference, voting rights and redemption provisions of the Preferred Shares will likely be as stated below.

LIMITED ISSUANCE OF PREFERRED SHARES
Under the 1940 Act, the Fund could issue Preferred Shares with an aggregate liquidation value of up to one-half of the value of the Fund's total net assets, measured immediately after issuance of the Preferred Shares. "Liquidation value" means the original purchase price of the shares being liquidated plus any accrued and unpaid dividends. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless the liquidation value of the Preferred Shares is less than one-half of the value of the Fund's total net assets (determined after deducting the amount of such dividend or distribution) immediately after the distribution. If the Fund sells all the Common Shares and Preferred Shares discussed in this Prospectus, the
liquidation value of the Preferred Shares is expected to be approximately      %
of the value of the Fund's total net assets. If the Board authorizes the issuance of Preferred Shares, the Fund intends to purchase or redeem Preferred Shares, if necessary, to keep that fraction below one-half.

DISTRIBUTION PREFERENCE
The Preferred Shares have complete priority over the Common Shares as to distribution of assets.

LIQUIDATION PREFERENCE
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Preferred Shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares.

VOTING RIGHTS
Preferred Shares are required to be voting shares and to have equal voting rights with Common Shares. Except as otherwise indicated in this Prospectus or the Statement of Additional Information and except as otherwise required by applicable law, holders of Preferred Shares will vote together with Common Shareholders as a single class.

Holders of Preferred Shares, voting as a separate class, will be entitled to elect two of the Fund's Directors. The remaining Directors will be elected by Common Shareholders and holders of Preferred Shares, voting together as a single class. In the unlikely event that two full years of accrued dividends are unpaid on the Preferred Shares, the holders of all outstanding Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund's Directors until all dividends in arrears have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of holders of Preferred Shares will be required, in

--------------------------------------------------------------------------------

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

addition to the single class vote of the holders of Preferred Shares and Common Shares. See the Statement of Additional Information under "Description of Shares--Preferred Shares--Voting Rights."

REDEMPTION, PURCHASE AND SALE OF PREFERRED SHARES
The terms of the Preferred Shares may provide that they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends. The terms may also state that the Fund may tender for or purchase Preferred Shares and resell any shares so tendered. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to Common Shares, while any resale of shares by the Fund will increase such leverage. See "Use of Leverage."

The discussion above describes the Board of Directors' present intention with respect to the offering of Preferred Shares. If the Board of Directors authorizes such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Articles of Incorporation.

Certain Provisions of the Articles of Incorporation and By-Laws

The Fund has provisions in its Articles of Incorporation and By-Laws that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, to cause it to engage in certain transactions or to modify its structure. Commencing with the first annual meeting of shareholders, the Board of Directors will be divided into three classes, having initial terms of one, two and three years, respectively. At the annual meeting of shareholders in each year thereafter, the term of one class will expire and directors will be elected to serve in that class for terms of three years. This provision could delay for up to two years the replacement of a majority of the Board of Directors. A director may be removed from office only with cause and then only by a vote of the holders of at least 80% of the outstanding shares of the Fund entitled to vote on the matter.

The affirmative vote of at least 80% of the entire Board of Directors is required to authorize the conversion of the Fund from a closed-end to an open-end investment company. Such conversation also requires the affirmative vote of the holders of at lest 80% of the votes of the Fund's Common Shares and Preferred Shares entitled to be cast thereon, each voting as a separate class, unless it is approved by a vote of at least 80% of the Continuing Directors (as defined below), in which event such conversion requires the approval of the holders of a majority of the votes entitled to be cast thereon by the shareholders of the Fund. A "Continuing Director" is any member of the Board of Directors of the Fund who (i) is not a person who enters or proposes to enter into a Business Combination (as defined below) with the Fund or that individually or together with any other persons beneficially owns or is deemed to own, directly or indirectly, more than 5% of any class of the Fund's securities (an "Interested Party") and (ii) who has been a member of the Board of Directors of the Fund for a period of at least 12 months, or has been a member of the Board of Directors since the Fund's initial public offering of Common Shares, or is a successor of a Continuing Director who is not an Interested Party or an affiliate or associate of an Interested Party and is recommended to succeed a Continuing Director by a majority of the Continuing Directors then on the Board of Directors of the Fund, or is elected to the Board of Directors to be a Continuing Director by a majority of the Continuing Directors then on the Board of Directors and who is not an Interested Party or an affiliate or associate of an Interested Party. The affirmative vote of at least 80% of the votes of the Fund's Common Shares and Preferred Shares entitled to be cast thereon, each voting as a separate class, will be required to amend the Articles of Incorporation to change any of the provisions in this paragraph, the preceding paragraph and the subsequent two paragraphs, unless such action previously has been approved by the

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 30

CERTAIN PROVISIONS OF THE ARTICLES OF INCORPORATION AND BY-LAWS
--------------------------------------------------------------------------------

affirmative vote of 80% of the Continuing Directors, in which case the affirmative vote of a majority of the Fund's Common Shares and Preferred Shares, each voting as a separate class, shall be required to approve such amendment.

The affirmative votes of at least 80% of the entire Board of Directors and the holders of at least (i) 80% of the votes of the Fund's Common Shares and Preferred Shares entitled to be cast thereon, each voting as a separate class, and (ii) in the case of a Business Combination (as defined below), 66?% of the votes entitled to be cast thereon by the shareholders of the Fund other than votes entitled to be cast by an Interested Party who is (or whose affiliate is) a party to a Business Combination (as defined below) or an affiliate or associate of the Interested Party, are required to authorize any of the following transactions:

(i) merger, consolidation or share exchange of the Fund with or into any other person;

(ii) issuance or transfer by the Fund (in one or a series of transactions in any 12-month period) of any securities of the Fund to any person or entity for cash, securities or other property (or combination thereof) having an aggregate fair market value of $1,000,000 or more, excluding
       (a) issuances or transfers of debt securities of the Fund, (b) sales of securities of the Fund in connection with a public offering or private placement thereof, (c) issuances of securities of the Fund pursuant to a dividend reinvestment plan and/or cash purchase plan adopted by the Fund,
       (d) issuances of securities of the Fund upon the exercise of any stock subscription rights distributed by the Fund and (e) portfolio transactions effected by the Fund in the ordinary course of business;

(iii) sale, lease, exchange, mortgage, pledge, transfer or other disposition by the Fund (in one or a series of transactions in any 12-month period) to or with any person or entity of any assets of the Fund having an aggregate fair market value of $1,000,000 or more except for portfolio transactions (including pledges of portfolio securities in connection with borrowings) effected by the Fund in the ordinary course of its business (transactions within clauses (i), (ii) and (iii) above being known individually as a "Business Combination");

(iv) any voluntary liquidation or dissolution of the Fund or an amendment to the Fund's Articles of Incorporation to terminate the Fund's existence; or

(v) any shareholder proposal as to specific investment decisions made or to be made with respect to the Fund's assets.

However, the voting requirements described above will not be required with respect to a Business Combination if it is approved by a vote of at least 80% of the Continuing Directors (as defined above), or certain pricing and other conditions specified in the Articles of Incorporation are met. In such cases, with respect to a Business Combination described in (i) or (iii) above (if the transfer or other disposition is one with respect to which a stockholder vote is required under Maryland law), a majority of the votes entitled to be cast will be sufficient to authorize the transaction. In such cases, with respect to any other Business Combination, no stockholder vote is required. Further, with respect to a transaction described in (iv) above, if it is approved by a vote of at least 80% of the Continuing Directors, a majority of the votes entitled to be cast by the shareholders will be sufficient to authorize the transaction.

The Fund's By-Laws generally require that advance notice be given to the Fund in the event a shareholder desires to nominate a person for election to the Board of Directors or to transact any other business at a meeting of shareholders. At any annual or special meeting of shareholders, notice of any such nomination or business must be delivered to or received at the principal executive offices of the Fund not later than 60 days prior to the date of the meeting; provided, however, that if less than 70 days' notice or prior public disclosure of the date of the meeting has been given or made to

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CERTAIN PROVISIONS OF THE ARTICLES OF INCORPORATION AND BY-LAWS
--------------------------------------------------------------------------------

shareholders, any such notice by a shareholder to be timely must be received not later than the close of business on the 10th day following the day on which notice of the date of the annual or special meeting was given or such public disclosure was made. Any notice to a shareholder must be accompanied by certain information as provided in the By-Laws.

The Board of Directors has determined that the foregoing voting requirements, which are generally greater than the minimum requirements under Maryland law and the 1940 Act, are in the best interest of the Fund's shareholders generally.

Reference is made to the Articles of Incorporation and By-Laws of the Fund, on file with the Securities and Exchange Commission, for the full text of these provisions. These provisions could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. On the other hand, these provisions may require persons seeking control of the Fund to negotiate with its management regarding the price to be paid for the shares required to obtain such control, they promote continuity and stability and they enhance the Fund's ability to pursue long-term strategies that are consistent with its investment objective.

Repurchase of Fund Shares; Conversion to Open-end Fund

The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, portfolio credit quality, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Shares of a closed-end investment company frequently trade at prices lower than net asset value. The Fund's Board of Directors will regularly monitor the relationship between the market price and net asset value of the Common Shares.

If the Fund converted to an open-end company, it would be required to redeem all Preferred Shares then outstanding (requiring in turn that it liquidate a portion of its investment portfolio), and the Common Shares would no longer be listed on the New York Stock Exchange. In contrast to a closed-end investment company, shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less any redemption charge that is in effect at the time of redemption. The Fund expects that it would pay all such redemption requests in cash, but reserves the right to pay redemption requests in securities or through a combination of cash and securities. If such full or partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. The Fund reserves the right to impose a sales load on its shares if it converts into an open-end investment company. If the Fund converted into an open-end company, the differences in risks and operational requirements between closed-end and open-end investment companies could affect the Fund's ability to achieve its investment objective. Conversion to an open-end investment company would also require a shareholder vote under certain circumstances. See "Certain Provisions of the Articles of Incorporation and By-Laws" for a discussion of the voting requirements applicable to the conversion of the Fund to an open-end company.

Before deciding whether to take any action if the Common Shares trade below net asset value, the Board would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders, and market considerations. Based on these considerations, even if the Fund's shares should trade at a substantial discount for an extended period of time, the Board of Directors may

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 32

REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND
--------------------------------------------------------------------------------

determine that, in the interest of the Fund and its shareholders, no action should be taken. See the Statement of Additional Information under "Repurchase of Fund Shares; Conversion to Open-End Fund" for a further discussion of possible action to reduce or eliminate such discount to net asset value.

Tax Matters

FEDERAL INCOME TAX MATTERS

The following federal income tax discussion is based on the advice of Ropes & Gray, counsel to the Fund, and reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS and other applicable authority, as of the date of this Prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund. For more detailed information regarding tax considerations, see the Statement of Additional Information. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Fund may be subject to state and local taxes.

The Fund intends to qualify each year for taxation as a regulated investment company eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends or capital gain distributions.

To satisfy the distribution requirement applicable to regulated investment companies, amounts paid as dividends by the Fund to its shareholders, including holders of the Preferred Shares, must qualify for the dividends-paid deduction. In certain circumstances, the IRS could take the position that dividends paid on the Preferred Shares constitute preferential dividends under Section 562(c) of the Code, and thus do not qualify for the dividends-paid deduction.

If at any time when Preferred Shares are outstanding the Fund does not meet applicable asset coverage requirements, it will be required to suspend distributions to Common Shareholders until the requisite asset coverage is restored. Any such suspension may cause the Fund to pay a 4% federal excise tax (imposed on regulated investment companies that fail to distribute for a given calendar year, generally, at least 98% of their net investment income and capital gain net income) and income tax on undistributed income or gains, and may, in certain circumstances, prevent the Fund from qualifying for treatment as a regulated investment company. The Fund may redeem Preferred Shares in an effort to comply with the distribution requirement applicable to regulated investment companies and to avoid income and excise taxes.

The Fund primarily invests in municipal bonds issued by states, cities and local authorities and certain possessions and territories of the United States (such as Puerto Rico or Guam) or in municipal bonds the income on which is, in the opinion of bond counsel to the issuer, otherwise exempt from federal income taxes. Thus, substantially all of the Fund's dividends to you will qualify as "exempt-interest dividends," which are not generally subject to federal income tax.

As described above in the section entitled "Use of Leverage," the terms of the Preferred Shares are likely to require, in certain circumstances, that the Fund distribute Gross-up Dividends to holders of Preferred Shares. It is anticipated that the allocation rules described in the noted section will, in a number of circumstances, require the Fund to distribute Gross-up Dividends. Such Gross-up Dividends would reduce the amount available for distribution to Common Shareholders.

The Fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes,

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TAX MATTERS
--------------------------------------------------------------------------------

some or all of any market discount that is other than de minimis will be included in the Fund's ordinary income and will be taxable to shareholders as such when such income is distributed. The Fund's investments in these and certain other debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

For federal income tax purposes, distributions of investment income other than exempt-interest dividends are taxable as ordinary income. Generally, gains realized by the Fund on the sale or exchange of investments will be taxable to its shareholders, even though interest income from such investments generally will be tax-exempt. Whether distributions of capital gains are taxed as ordinary income or capital gains is determined by how long the Fund owned the investments that generated such capital gains, rather than how long a shareholder has owned his or her shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions of gains from the sale of investments that the Fund owned for more than one year will be taxable as capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions of capital gains and investment income other than exempt interest dividends are taxable whether shareholders receive them in cash or reinvest them in additional shares through the Fund's Plan.

Any gain resulting from the sale or exchange of Fund shares will generally also be subject to tax. In addition, the exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local taxing authority. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

The backup withholding tax rate is 30% for amounts paid during 2002 and 2003 if the Fund is required to apply backup withholding to taxable distributions payable to a shareholder. Please see "Tax Matters" in the Statement of Additional Information for additional information about the backup withholding tax rates for subsequent years.

This section relates only to federal income tax consequences of investing in the Fund; the consequences under other tax laws may differ. You should consult with your tax advisor as to the possible application of state and local income tax laws to Fund dividends and capital distributions.

Underwriting

Subject to the terms and conditions of a purchase agreement dated           ,
2002, each underwriter named below has severally agreed to purchase, and the Fund has agreed to sell to such underwriter, the number of Common Shares set forth opposite the name of such underwriter.

                                                                  NUMBER
                        UNDERWRITERS                           OF SHARES
------------------------------------------------------------------------

Total.......................................................

The purchase agreement provides that the obligations of the underwriters to purchase the shares included in this offering are subject to the approval of certain legal matters by counsel and to certain

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 34

UNDERWRITING
--------------------------------------------------------------------------------

other conditions. The underwriters are obligated to purchase all the Common Shares sold under the purchase agreement if any of the Common Shares are purchased. In the purchase agreement, the Fund and the Advisor have agreed to indemnify the underwriters against certain liabilities, including certain liabilities arising under the Securities Act of 1933, or to contribute payments that the underwriters may be required to make for any of those liabilities.

The underwriters propose initially to offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the Common Shares to certain dealers at the public
offering price less a concession not in excess of $     per share. The sales
load the Fund will pay of $     per share is equal to 4.5% of the initial
offering price. The underwriters may allow, and the dealers may allow, a
discount not in excess of $     per share on sales to other dealers. After the
initial public offering, the public offering price, concession and discount may be changed.

The following table shows the public offering price, sales load and proceeds before expenses to the Fund. The information assumes either no exercise or full exercise by the underwriters of their over-allotment option.

                                                        PER SHARE   WITHOUT OPTION     WITH OPTION
--------------------------------------------------------------------------------------------------
Public offering price.................................   $             $                $
Sales load............................................   $             $                $
Proceeds, before expenses, to the Fund................   $             $                $

The expenses of the offering are estimated at $          and are payable by the
Fund. The Advisor has agreed to pay organizational expenses and offering costs of the Fund (other than the sales load) that exceed $0.03 per Common Share.

The Fund has granted the underwriters an option to purchase up to additional Common Shares at the public offering price, less the sales load, within 45 days from the date of this prospectus solely to cover any over-allotments. If the underwriters exercise this option, each will be obligated, subject to conditions contained in the purchase agreement, to purchase a number of additional shares proportionate to that underwriter's initial amount reflected in the above table.

Until the distribution of the Common Shares is complete, Securities and Exchange Commission rules may limit underwriters and selling group members from bidding for and purchasing the Fund's Common Shares. However, the representatives may engage in transactions that stabilize the price of the Common Shares, such as bids or purchases to peg, fix or maintain that price.

If the underwriters create a short position in the Common Shares in connection with the offering, i.e., if they sell more Common Shares than are listed on the cover of this prospectus, the representatives may reduce that short position by purchasing Common Shares in the open market. The representatives may also elect to reduce any short position by exercising all or part of the over-allotment option described above. The underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions.

Neither the Fund nor any of the underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the Common Shares. In addition, neither the Fund nor any of the underwriters makes any representation that the representatives will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

--------------------------------------------------------------------------------

UNDERWRITING
--------------------------------------------------------------------------------

The Fund has agreed not to offer or sell any additional Common Shares for a period of 180 days after the date of the purchase agreement without the prior written consent of the underwriters, except for the sale of the Common Shares to the underwriters pursuant to the purchase agreement and certain transactions relating to the Fund's Plan.

The Fund anticipates that the underwriters may from time to time act as brokers or dealers in executing the Fund's portfolio transactions after they have ceased to be underwriters. The underwriters are active underwriters of, and dealers in, securities, and therefore can be expected to engage in portfolio transactions with the Fund.

One or more of the underwriters of Common Shares may also act as an underwriter of the Preferred Shares.

The Advisor has also agreed to pay a fee to           payable quarterly at the
annual rate of 0.10% of the Fund's total managed assets during the continuance of the Investment Management Agreement. The maximum amount of this fee will not exceed 4.5% of the aggregate initial offering price of the Common Shares offered hereby; provided, that in determining when the maximum amount has been paid the value of each of the quarterly payments shall be discounted at the annual rate
of 10% to the closing date of this offering.                has agreed to
provide certain after-market services to the Advisor designed to maintain the visibility of the Fund on an ongoing basis and to provide relevant information, studies or reports regarding the Fund and the closed-end investment company industry.

Custodian and Transfer Agent

The custodian of the assets of the Fund is [name, address]. The Custodian performs custodial, fund accounting and portfolio accounting services. The Fund's transfer, shareholder services and dividend paying agent is Scudder Investment Service Company.

Legal Opinions

Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Ropes & Gray, New York, New York, and for the Underwriters by
               . Ropes & Gray and                may rely as to certain matters
of Maryland law on the opinion of                ,                , Maryland.

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 36

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Table of contents for the
Statement of Additional Information

                               PAGE
------------------------------------------------------------------
Use of Proceeds.............................................
Investment Objectives and Policies--Additional Information
  Regarding Fund Investments................................
Investment Restrictions.....................................
Use of Leverage.............................................
Management of the Fund......................................
Investment Advisory and Other Services......................
Portfolio Transactions and Brokerage........................
Determination of Net Asset Value............................
Repurchase of Shares........................................
Tax Matters.................................................
Performance Information.....................................
Counsel and Independent Accountants.........................
Additional Information......................................
Financial Statements........................................
Report of Independent Accountants...........................
Appendices
Appendix A--Ratings of Investments..........................   A-1

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             Shares

                       SCUDDER MUNICIPAL BOND FUND, INC.

                                 Common Shares

                            ------------------------
                                   PROSPECTUS
                                          , 2002
                            ------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       Scudder Municipal Bond Fund, Inc.
                                345 Park Avenue
                            New York, New York 10154
                                  800-349-4281

     The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                             ---------------------

                Subject to Completion -- Dated           , 2003

                      STATEMENT OF ADDITIONAL INFORMATION

                                          , 2003

     Scudder Municipal Bond Fund, Inc. (the "Fund") is a newly organized, diversified closed-end management investment company organized as a Maryland
corporation on           , 2002.

     This Statement of Additional Information ("SAI") relating to common shares of the Fund ("Common Shares") is not a prospectus, and should be read in
conjunction with the Fund's prospectus relating thereto dated           , 2001
(the "Prospectus"). This SAI does not include all information that a prospective investor should consider before purchasing Common Shares, and investors should obtain and read the Prospectus prior to purchasing such shares. A copy of the
Prospectus may be obtained without charge by calling           . You may also
obtain a copy of the Prospectus on the web site (http://www.sec.gov) of the Securities and Exchange Commission (the "SEC"). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

                             ---------------------

                               TABLE OF CONTENTS

USE OF PROCEEDS.............................................     2
INVESTMENT OBJECTIVE AND POLICIES -- ADDITIONAL INFORMATION
  REGARDING FUND INVESTMENTS................................     2
INVESTMENT RESTRICTIONS.....................................    20
USE OF LEVERAGE.............................................    22
MANAGEMENT OF THE FUND......................................    25
INVESTMENT ADVISORY AND OTHER SERVICES......................    26
PORTFOLIO TRANSACTIONS AND BROKERAGE........................    28
DETERMINATION OF NET ASSET VALUE............................    28
REPURCHASE OF SHARES........................................    29
TAX MATTERS.................................................    31
PERFORMANCE INFORMATION.....................................    35
COUNSEL AND INDEPENDENT ACCOUNTANTS.........................    36
ADDITIONAL INFORMATION......................................    36
FINANCIAL STATEMENTS........................................    37
REPORT OF INDEPENDENT ACCOUNTANTS...........................    39
RATINGS OF INVESTMENTS (Appendix A).........................   A-1

                       This SAI is dated           , 2003

                                USE OF PROCEEDS

     The net proceeds of the offering of Common Shares of the Fund will be
approximately $          (or $          if the Underwriters exercise the
over-allotment option in full) after payment of organization and offering costs.

     Pending investment in municipal bonds and other securities that meet the Fund's investment objectives and policies, the net proceeds of the offering will be invested in short-term, tax-exempt securities.

                      INVESTMENT OBJECTIVE AND POLICIES --
               ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

     The following descriptions supplement the descriptions of the principal investment objective, strategies and risks as set forth in the Prospectus. Except as otherwise provided, the Fund's investment policies are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders; however, the Fund will not change its non-fundamental investment policies without written notice to shareholders.

MUNICIPAL BONDS

     Under normal market conditions, the Fund will invest at least 80% of its total managed assets in securities of municipalities across the United States and in other securities whose income is free from federal income tax, including alternative minimum tax ("AMT") applicable to individuals. See "Tax Matters."

     Municipal bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal bonds that the Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

     The Fund will normally invest at least 80% of its total managed assets in municipal bonds rated, at the time of purchase, within the four highest quality rating categories of Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or
Baa), Standard & Poor's ("S&P") or Fitch, Inc. ("Fitch") (AAA, AA, A or BBB), or their equivalents as determined by the Fund's investment advisor, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). The Fund may invest up to 20% of its total assets in bonds rated, at the time of purchase, Ba or B by Moody's or BB or B by S&P or Fitch, or unrated securities considered to be of equivalent quality. Bonds of below investment grade quality (Ba/BB or below) are commonly referred to as junk bonds. Compared to investment grade bonds, junk bonds may pay higher yields and may have higher volatility and higher risk of default on payments of interest or principal. The Fund may not invest in bonds rated below B by Moody's, S&P or Fitch, or their equivalent as determined by the Advisor. The Advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Advisor will determine whether it is in the best interest of the Fund to retain or dispose of the security. A general description of Moody's, S&P's and Fitch's ratings of municipal bonds is set forth in Appendix A hereto.

     Also included within the general category of municipal bonds in which the Fund may invest are participations in lease obligations or installment purchase contract obligations of municipal authorities or entities ("Municipal Lease Obligations"). Although a Municipal Lease Obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a Municipal Lease Obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the Municipal Lease Obligation. However, certain Municipal Lease Obligations contain "non-appropriation" clauses that provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee, and disposition or releasing of the property might prove difficult. There have been challenges to the legality of lease financing in numerous states, and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a Municipal Lease Obligation, the Advisor will assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipal bonds. The Fund may also purchase unrated lease obligations if determined by the Advisor to be of comparable quality to rated securities in which the Fund is permitted to invest.

     The Fund may seek to enhance its yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability. The Fund may invest up to [20]% of its net assets in securities which are illiquid at the time of investment, including unmarketable private placements.

     Some longer-term municipal bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request -- usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Fund would hold the longer-term security, which could experience substantially more volatility.

     The Fund may invest in municipal bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements ("SBPAs"). Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of the Fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have ordinarily met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

     The Fund also may invest in participation interests. Participation interests are various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. The Fund will invest in such securities only if they are deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt.

     The Fund may also invest up to [10]% of its total assets in residual interest municipal bonds, which may involve leverage and related risks. See "-- Residual Interest Municipal Bonds (RIBS)" below.

     The Fund may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds. In a typical custodial receipt arrangement, an issuer or third party owner of municipal bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying municipal bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying municipal bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a municipal bond of comparable quality and maturity.

     Municipal bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

     The Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Fund may also sell municipal bonds due to changes in the Advisor's evaluation of the issuer. The secondary market for municipal bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund's ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

     Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that made available by corporations whose securities are publicly traded.

     Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's municipal bonds in the same manner. The Fund will be particularly subject to these risks to the extent that it focuses its investments in a particular state or region.

RESIDUAL INTEREST MUNICIPAL BONDS (RIBS)

     The Fund may invest up to [10]% of its total assets in residual interest municipal bonds ("RIBS") whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. RIBS are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds can be very volatile and may be less liquid than other municipal bonds of comparable maturity. An investment in RIBS typically will involve greater risk than an investment in a fixed rate bond. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond. RIBS have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. RIBS have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. These securities generally will underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, RIBS typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. The Fund may also invest in RIBS for the purpose of increasing the Fund's leverage as a more flexible alternative to the issuance of Preferred Shares. Should short-term and long-term interest rates rise, the combination of the Fund's investment in RIBS and its use of other forms of leverage (including through the issuance of Preferred Shares or the use of other derivative instruments) likely will adversely affect the Fund's net asset value per share and income, distributions and total returns to shareholders. Trusts in which RIBS may be held could be terminated, in which case the residual bond holder would take possession of the underlying bond(s) on an unleveraged basis.

SHORT-TERM INVESTMENTS/TEMPORARY DEFENSIVE STRATEGIES

     The Fund can buy many types of municipal securities of all maturities, including short-term tax-exempt and short-term taxable investments. Short-term tax-exempt investments include various obligations issued by state and local governmental issuers, such as tax-exempt notes (bond anticipation notes, tax anticipation notes and revenue anticipation notes or other such municipal bonds maturing in three years or less from the date of issuance) and municipal commercial paper. The Fund will invest only in short-term taxable investments that are U.S. government securities or securities rated within the four highest grades by Moody's, S&P or Fitch. See Appendix A hereto for a general description of Moody's, S&P's and Fitch's ratings of securities in such categories. Short-term taxable investments of the Fund may include certificates of deposit issued by U.S. banks, or commercial paper or corporate notes, bonds or debentures with a remaining maturity of one year or less, or repurchase agreements. To the extent the Fund invests in taxable investments, the Fund will not at such times be in a position to achieve its investment objective.

     For temporary defensive purposes or if an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to
     % of the Fund's assets may be held in cash or invested in short-term taxable investments, including U.S. government obligations and money market
instruments. The Fund may invest more than      % of its assets in taxable
securities to meet temporary liquidity requirements. See "Tax Matters" for information relating to the allocation of taxable income between and among Common Shares and any series of the Fund's preferred shares (called "Preferred Shares" herein), if any. It is impossible to predict how long such alternative strategies may be utilized.

  SHORT-TERM TAXABLE INVESTMENTS

     Short-term taxable investments are defined to include, without limitation, the following:

          (1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include, without limitation, securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

          (2) Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured.

          (3) Repurchase agreements, which involve purchases of debt securities. A repurchase agreement is a contractual agreement whereby the seller of securities (e.g., U.S. government securities) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. Income generated from transactions in repurchase agreements will be taxable. The Fund will only enter into repurchase agreements with registered securities dealers or domestic banks that the Advisor believes present minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. The Advisor will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price.

          (4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Advisor will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated investment grade by a major rating agency, or unrated but determined by the Advisor to be of comparable quality, and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

 SHORT-TERM TAX-EXEMPT INVESTMENTS

     Short-term tax-exempt investments are securities that are exempt from regular federal income tax and mature within three years or less from the date of issuance. Short-term tax-exempt investments are defined to include, without limitation, the following:

          (1) Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers that are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

          (2) Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

          (3) Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

          (4) Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

          (5) Bank Notes are notes issued by local government bodies and agencies, such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

          (6) Tax-Exempt Commercial Paper ("Municipal Paper") represents very short-term unsecured, negotiable promissory notes issued by states, municipalities and their agencies. Payment of principal and interest on issues of Municipal Paper may be made from various sources, to the extent the funds are available therefrom. Maturities of Municipal Paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of Municipal Paper.

     Certain municipal bonds may carry variable or floating rates of interest whereby the rate of interest is not fixed but varies with changes in specified market rates or indexes, such as a bank prime rate or a tax-exempt money market index.

     While the various types of notes described above as a group currently represent the major portion of the tax-exempt note market, other types of notes are or may become available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

HIGH YIELD SECURITIES ("JUNK BONDS")

     The Fund may invest up to 20% of its total managed assets in bonds rated, at the time of purchase, Ba or B by Moody's or BB or B by S&P or Fitch, or unrated securities considered to be of equivalent quality as determined by the Advisor. Bonds of below investment grade quality (Ba/BB or below) are commonly referred to as "high yield securities" or "junk bonds." Issuers of bonds rated Ba/BB or B are regarded as having current capacity to make principal and interest payments but are subject to business, financial or economic conditions which could adversely affect such payment capacity. Municipal bonds rated Baa or BBB are considered "investment grade" securities, although such bonds may be considered to possess some speculative characteristics. Municipal bonds rated AAA in which the Fund may invest may have been so rated on the basis of the existence of insurance guaranteeing the timely payment, when due, of all principal and interest. The Fund may not invest in bonds rated below B by Moody's, S&P, Fitch, or their equivalent as determined by the Advisor.

     High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments and, therefore, carry greater price volatility and principal and income risk, including the possibility of issuer default and bankruptcy and increased market price volatility.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of an issuer to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. The Advisor seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

     The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly and the Fund may have greater difficulty selling its portfolio securities. The Fund will be more dependent on the Advisor's research and analysis when investing in high yield securities. The Advisor seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

     A general description of Moody's, S&P's and Fitch's ratings of securities (including municipal bonds) is set forth in Appendix A hereto. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the securities they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield. For these reasons, the use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Advisor does not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality.

     The Fund's credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or the Advisor downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, the Advisor may consider such factors as the Advisor's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. However, analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities.

MUNICIPAL WARRANTS

     The Fund may invest in municipal warrants, which are essentially call options on municipal bonds. In exchange for a premium, they give the purchaser the right, but not the obligation, to purchase a municipal bond in the future. The Fund might purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity.

MORTGAGE-BACKED SECURITIES

     The Fund may invest in mortgage-backed securities. Mortgage-backed securities in which the Fund may invest include fixed and adjustable rate mortgage pass-through securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

     The value of mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities without such prepayment features. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

VARIABLE AND FLOATING RATE SECURITIES

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     The Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a municipal bond index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rising interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     The Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

STRUCTURED NOTES AND OTHER HYBRID INSTRUMENTS

     The Fund may invest in "structured" notes, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting taxable and tax-exempt bonds. Depending on the terms of the note, the Fund may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. The Fund currently intends that any use of structured notes will be for the purpose of reducing the interest rate sensitivity of the Fund's portfolio (and, thereby, decreasing the Fund's exposure to interest rate risk) and, in any event, that the interest income on the notes will normally be exempt from federal income tax. Like other sophisticated strategies, the Fund's use of structured notes may not work as intended; for example, the change in the value of the structured notes may not match very closely the change in the value of bonds that the structured notes were purchased to hedge.

     The Fund may invest in other types of "hybrid" instruments that combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most debt obligations) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment goals, including duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events that cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

     Certain issuers of structured products, such as hybrid instruments, may be deemed to be investment companies as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

MUNICIPAL MARKET DATA RATE LOCKS

     The Fund may purchase and sell Municipal Market Data Rate Locks ("MMD Rate Locks"). An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain. An MMD Rate Lock is a contract between the Fund and an MMD Rate Lock provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if the Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite of the direction anticipated by the Fund.

BORROWING

     The Fund may borrow money to the extent permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time. The Fund may from time to time borrow money to add leverage to the portfolio. The Fund may also borrow money for temporary administrative purposes.

     Under the 1940 Act, the Fund generally is not permitted to engage in borrowings unless immediately after a borrowing the value of the Fund's total assets less liabilities (other than the borrowing) is at least 300% of the principal amount of such borrowing (i.e., such principal amount may not exceed 33 1/3% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than borrowing, is at least 300% of such principal amount. If the Fund borrows, it intends, to the extent possible, to prepay all or a portion of the principal amount of the borrowing to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle holders of Preferred Shares ("Preferred Shareholders") to elect a majority of the Directors of the Fund.

     As described elsewhere in this section, the Fund also may enter into certain transactions, including RIBS and other derivative instruments, that can constitute a form of borrowing or financing transaction by the Fund. The Fund may enter into these transactions in order to add leverage to the portfolio. The Fund may (but is not required to) cover its commitment under these instruments by the segregation of assets determined to be liquid by the Advisor in accordance with procedures adopted by the Board of Directors, equal in value to the amount of the Fund's commitment, or by entering into offsetting transactions or owning positions covering its obligations. In that case, the instruments will not be considered "senior securities" under the 1940 Act for purposes of the asset coverage requirements otherwise applicable to borrowings by the Fund or the Fund's issuance of Preferred Shares. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

DERIVATIVE INSTRUMENTS

     In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indexes and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes.

     The value of some derivative instruments in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly. If the Advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

     The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. Furthermore, the Fund may be subject to certain restrictions on its use of derivative strategies imposed by guidelines of one or more rating agencies that may issue ratings for Preferred Shares issued by the Fund. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. Income earned by the Fund from many derivative strategies will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to shareholders in taxable distributions.

     OPTIONS ON SECURITIES, SWAP AGREEMENTS AND INDEXES. The Fund may purchase and sell both put and call options on securities, swap agreements or indexes in standardized contracts traded on domestic or other securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq Stock Market, Inc. ("Nasdaq") or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of debt obligations from a dealer. The Fund may also acquire stand-by commitments from banks and broker-dealers with respect to municipal obligations it may purchase.

     An option on a security (or an index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. Stand-by commitments are exercisable by the Fund at any time before the maturity of the underlying municipal obligation. A stand-by commitment is a security independent of the municipal obligation to which it relates. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the municipal obligations purchased by the Fund. However, without a stand-by commitment, these securities could be more difficult to sell. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

     The Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors.

     If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund may invest in interest rate futures contracts and options thereon ("futures options"). The Fund may also purchase and sell futures contracts on municipal bonds and U.S. government and agency securities, as well as purchase put and call options on such futures contracts.

     A securities or interest rate futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or financial instrument representative of interest rate fluctuations at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including, without limitation: U.S. Treasury bonds; U.S. Treasury notes; three-month U.S. Treasury bills; 90-day commercial paper; and bank certificates of deposit. It is expected that other futures contracts will be developed and traded in the future.

     The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which the Fund avoids being deemed a "commodity pool" or a "commodity pool operator," the Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's municipal bonds or the price of the bonds that the Fund intends to purchase. The Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce the Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. or other exchange, board of trade, or similar entity, or quoted on an automated quotation system. The Fund may also enter into OTC options on futures contracts.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     LIMITATIONS ON USE OF FUTURES AND FUTURES OPTIONS. As noted above, the Fund generally intends to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, the Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's liquidation value, after taking into account unrealized profits and unrealized losses on any such contracts into which the Fund has entered. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

     When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

     When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same as or higher than the strike price of the put option sold by the Fund.

     To the extent that securities with maturities greater than one year are used to segregate assets to cover the Fund's obligations under futures contracts and related options, such use will not eliminate the leverage risk arising from such use, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.

     The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See "Tax Matters."

     RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures contracts on U.S. government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. government securities reacted. To the extent, however, that the Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund's holdings of municipal bonds. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     SWAP AGREEMENTS. The Fund may enter into swap agreements with respect to interest rates, indexes of securities and other assets or measures of risk or return. The Fund may also enter into options on swap agreements ("swaptions"). These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write
(sell) and purchase put and call swaptions.

     Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). The Fund may use swap agreements to add leverage to the portfolio. The Fund intends to cover any accrued but unpaid net amounts owed to a swap counterparty through the segregation of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities and borrowings.

     Whether the Fund's use of swap agreements or swaptions will be successful in furthering its investment objective will depend on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA.

SHORT SALES

     The Fund may make short sales of securities as part of its overall portfolio management strategy and to offset potential declines in long positions in securities in the Fund's portfolio. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. Although short sale transactions are not currently available with respect to municipal bonds, the Fund may engage in short sales on taxable bonds and on futures contracts with respect to municipal bonds and taxable bonds.

     When the Fund makes a short sale on a security, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

     If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

     To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may also engage in so-called "naked" short sales (i.e., short sales that are not "against the box"), in which case the Fund's losses could theoretically be unlimited, in cases where the Fund is unable for whatever reason to close out its short position. The Fund has the flexibility to engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

ILLIQUID SECURITIES

     The Fund may invest up to [20]% of its net assets in securities which are illiquid at the time of investment. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and certain commercial paper that the Advisor has determined to be liquid under procedures approved by the Board of Directors).

     Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

PORTFOLIO TRADING AND TURNOVER RATE

     Portfolio trading may be undertaken to accomplish the investment objective of the Fund in relation to actual and anticipated movements in interest rates. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Advisor believes to be a temporary price disparity between the two securities. Temporary price disparities between two comparable securities may result from supply and demand imbalances where, for example, a temporary oversupply of certain bonds may cause a temporarily low price for such bonds, as compared with other bonds of like quality and characteristics. The Fund may also engage in short-term trading consistent with its investment objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold, or to recognize a gain.

     A change in the securities held by the Fund is known as "portfolio turnover." The Advisor manages the Fund without regard generally to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. Trading in debt obligations does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund generally will be. Transactions in the Fund's portfolio securities may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

     The portfolio turnover rate of the Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less.

OTHER INVESTMENT COMPANIES

     The Fund may invest up to      % of its net assets in securities of open-or
closed-end investment companies that invest primarily in municipal bonds of the types in which the Fund may invest directly. The Fund may invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its Common Shares or Preferred Shares, or during periods when there is a shortage of attractive, high-yielding municipal bonds available in the market. The Fund may invest in investment companies that are advised by the Advisor or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company's expenses and would remain subject to payment of the Fund's management fees with respect to assets so invested. Holders of Common Shares ("Common Shareholders") would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Advisor will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available municipal bond investments. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described in the Prospectus and herein. The net asset value and market value of leveraged shares may be more volatile and the yield to shareholders may tend to fluctuate more than the yield generated by unleveraged shares.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

     The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

     When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date (normally within 15 to 14 days of the trade date), these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

     When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

ZERO-COUPON BONDS AND STEP-UPS

     Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Like zero-coupon bonds, "step-up" bonds pay no interest initially but eventually begin to pay a coupon rate prior to maturity, which rate may increase at stated intervals during the life of the security. Each of these instruments is typically issued and traded at a deep discount from its face amount. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon bonds and step-ups generally are more volatile than the market prices of debt instruments that pay interest currently and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), an investment company, such as the Fund, must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon bonds and step-ups. Because the Fund will not on a current basis receive cash payments from the issuer of these securities in respect of any accrued original issue discount, in some years the Fund may have to distribute cash obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell securities at such time. Under many market conditions, investments in zero-coupon bonds and step-ups may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.

                            INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

     Except as described below, the Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding Common Shares and, if issued, Preferred Shares voting together as a single class, and of the holders of a majority of the outstanding Preferred Shares voting as a separate class:

          (1) Concentrate its investments in a particular "industry," as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

          (2) With respect to 75% of the Fund's total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities issued by other investment companies, if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. For the purpose of this restriction, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each obligor, if any, are treated as separate issuers of municipal bonds.

          (3) Purchase or sell real estate, although it may purchase securities (including municipal bonds) secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein, provided that the Fund may hold and sell any real estate acquired in connection with its investment in portfolio securities.

          (4) Purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund from purchasing, selling or entering into futures contracts, options on futures contracts, forward contracts, or any interest rate, securities-related or other hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

          (5) Borrow money or issue any senior security, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

          (6) Make loans, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

          (7) Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     In addition, as a fundamental policy, the Fund must, under normal circumstances, invest at least 80% of its Assets (as that term is defined in Rule 35d-1 under the 1940 Act), measured at the time of investment, in investments the income from which is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Advisor to be reliable), exempt from federal income tax. Rule 35d-1 currently defines "Assets" to mean "net assets, plus the amount of any borrowings for investment purposes."

     For purposes of the foregoing, "majority of the outstanding," when used with respect to particular shares of the Fund (whether voting together as a single class or voting as separate classes), means (i) 67% or more of such shares present at a meeting, if the holders of more than 50% of such shares are present or represented by proxy, or (ii) more than 50% of such shares, whichever is less.

     Unless otherwise indicated, all limitations applicable to the Fund's investments (as stated above and elsewhere in this SAI) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed by the Advisor to be of comparable quality), or change in the percentage of the Fund's total assets invested in certain securities or other instruments, or change in the average maturity or duration of the Fund's investment portfolio, resulting from market fluctuations or other changes in the Fund's total assets, will not require the Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that rating agencies assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

     The Fund would be deemed to "concentrate" in a particular industry if it invested 25% or more of the value of its net assets in that industry. Securities of the U.S. government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may, for this purpose, be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. The Fund's industry concentration policy does not preclude it from focusing investments in issuers in a group of related industrial sectors (such as different types of utilities).

     To the extent the Fund covers its commitment under a derivative instrument by the segregation of assets determined by the Advisor to be liquid in accordance with procedures adopted by the Board of Directors, equal in value to the amount of the Fund's commitment, such instrument will not be considered a "senior security" for purposes of the asset coverage requirements otherwise applicable to borrowings by the Fund or the Fund's issuance of Preferred Shares.

     The Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Fund, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC.

     The Fund intends to apply for ratings for its Preferred Shares from Moody's, S&P and/or Fitch. In order to obtain and maintain the required ratings, the Fund may be required to comply with investment quality, diversification and other guidelines established by Moody's, S&P and/or Fitch. Such guidelines will likely be more restrictive than the restrictions set forth above. The Fund does not anticipate that such guidelines would have a material adverse effect on Common Shareholders or its ability to achieve its investment objective. The Fund presently anticipates that any Preferred Shares that it intends to issue would be initially given ratings of at least Aa by Moody's or at least AA by S&P or Fitch, but no assurance can be given that such ratings will be obtained. No minimum rating is required for the issuance of Preferred Shares by the Fund. Moody's, S&P and Fitch receive fees in connection with their ratings issuances.

                                USE OF LEVERAGE

     The Fund intends to use leverage through the issuance of Preferred Shares, but may also leverage through other means, including borrowing. Subject to market conditions and the Fund's receipt of a credit rating of Aaa by Moody's or
AAA by S&P or Fitch on the Preferred Shares, approximately      to      months
after the completion of the offering of the Common Shares, the Fund intends to offer Preferred Shares representing approximately 33 1/3% of the Fund's total managed assets measured immediately after their issuance. The issuance of Preferred Shares will leverage the Common Shares. Any issuance of commercial paper or notes or borrowing will have seniority over the Common Shares. Throughout this SAI, commercial paper, notes or borrowings may be collectively referred to as "Borrowings."

     Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after the issuance the value of the Fund's total assets is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., such liquidation value may not exceed 50% of the Fund's total assets less liabilities other than borrowing). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's total assets less liabilities other than borrowing is at least 200% of such liquidation value. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. If the Fund has Preferred Shares outstanding, two of the Fund's Directors will be elected by the holders of Preferred Shares, voting separately as a class. The remaining Directors of the Fund will be elected by holders of Common Shares and Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on Preferred Shares for two years, Preferred Shareholders would be entitled to elect a majority of the Directors of the Fund. The failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code, which could have a material adverse effect on the value of the Common Shares. See "Use of Leverage" and "Description of Shares -- Preferred Shares" in the Prospectus.

     Under the 1940 Act, the Fund generally is not permitted to borrow unless immediately after the Borrowing the value of the Fund's total assets less liabilities other than the Borrowing is at least 300% of the principal amount of such Borrowing (i.e., such principal amount may not exceed 33 1/3% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than the Borrowings, is at least 300% of such principal amount. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of the Borrowing to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Directors.

     The Fund may be subject to certain restrictions imposed by either guidelines of one or more nationally recognized securities rating organizations ("NRSRO") that may issue ratings for Preferred Shares or, if the Fund borrows from a lender, by the lender. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Advisor from managing the Fund's portfolio in accordance with the Fund's investment objective and policies. In addition to other considerations, to the extent that the Fund believes that the covenants and guidelines required by an NRSRO would impede its ability to meet its investment objective, or if the Fund is unable to obtain the rating on the Preferred Shares (expected to be at least Aa/AA), the Fund will not issue the Preferred Shares.

     During the time in which the Fund is utilizing leverage, the fees paid to the Advisor for investment management services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's total managed assets. Only the Fund's Common Shareholders bear the cost of the Fund's fees and expenses.

     The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities. See "The Fund's Investments -- Investment Objective and Policies" in the Prospectus.

LEVERAGE RISK

     Utilization of leverage is a speculative investment technique and involves certain risks to the holders of Common Shares. These include the possibility of higher volatility of the net asset value of the Common Shares and potentially more volatility in the market value of the Common Shares. So long as the Fund is able to realize a higher net return on its investment portfolio than the then current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Common Shares to realize a higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then current cost of any leverage, together with other related expenses, approaches the net return on the Fund's investment portfolio, the benefit of leverage to holders of Common Shares will be reduced, and if the then current cost of any leverage were to exceed the net return on the Fund's portfolio net of expenses, the Fund's leveraged capital structure would result in a lower rate of return to Common Shareholders than if the Fund were not so leveraged.

     Any decline in the net asset value of the Fund's investments will be borne entirely by Common Shareholders. Therefore, if the market value of the Fund's portfolio declines, the leverage will result in a greater decrease in net asset value to Common Shareholders than if the Fund were not leveraged. Such greater net asset value decrease will also tend to cause a greater decline in the market price for the Common Shares. To the extent that the Fund is required or elects to redeem any Preferred Shares or prepay any borrowings, the Fund may need to liquidate investments to fund such redemptions or prepayments. Liquidation at times of adverse economic conditions may result in capital loss and reduce returns to Common Shareholders.

     In addition, such redemption or prepayment likely would result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Early termination of the swap could result in a termination payment by or to the Fund. Early termination of a cap could result in a termination payment to the Fund.

     For tax purposes, the Fund is required to allocate net capital gain and other taxable income, if any, between and among the Common Shares and any series of Preferred Shares in proportion to total distributions paid to each class for the taxable year in which the net capital gain or other taxable income is realized. If net capital gain or other income is allocated to Preferred Shares (instead of solely tax-exempt income), it is likely that the terms of the Preferred Shares will require the Fund to pay higher total dividends to preferred shareholders or to make dividend payments intended to compensate preferred shareholders for the unanticipated characterization of a portion of their dividends as taxable ("Gross-Up Dividends"). This would reduce any advantage of the Fund's leveraged structure to Common Shareholders.

     Unless and until the borrowings for leverage or Preferred Shares are issued, the Common Shares will not be leveraged and the disclosure regarding these strategies will not apply.

INTEREST RATE TRANSACTIONS

     In order to reduce the interest rate risk inherent in the Fund's underlying investments and capital structure, the Fund may enter into interest rate swap or cap transactions. Interest rate swaps involve the Fund's agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on the Preferred Shares or any variable rate borrowing. The payment obligation would be based on the notional amount of the swap. The Fund may use an interest rate cap, which would require the Fund to pay a premium to the cap counterparty and would entitle the Fund, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive from the counterparty payment of the difference based on the notional amount. The Fund would use interest rate swaps or caps only with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on the performance of the Fund's Common Shares as a result of leverage.

     The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on the state of interest rates in general, the Fund's use of interest rate swaps or caps could enhance or harm the overall performance of the Fund's Common Shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the net asset value of the Common Shares. In addition, if short-term interest rates are lower than the Fund's rate of payment on the interest rate swap, this will reduce the performance of the Fund's Common Shares. If, on the other hand, short-term interest rates are higher than the Fund's rate of payment on the interest rate swap, this will enhance the performance of the Fund's Common Shares. Buying interest rate caps could enhance the performance of the Fund's Common Shares by providing a ceiling on leverage expenses. Buying interest rate caps could also decrease the net income of the Fund's Common Shares in the event that the premium paid by the Fund to the counterparty exceeds the additional amount the Fund would have been required to pay had it not entered into the cap agreement. The Fund has no current intention of selling an interest rate swap or cap. The Fund would not enter into interest rate swap or cap transactions in an aggregate notional amount that exceeds the outstanding amount of the Fund's leverage.

     Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counter-party defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset the dividend payments on the Preferred Shares or rate of interest on borrowings. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such default could negatively impact the performance of the Fund's Common Shares. Although this will not guarantee that the counter-party does not default, the Fund will not enter into an interest rate swap or cap transaction with any counter-party that the Advisor believes does not have the financial resources to honor its obligation under the interest rate swap or cap transaction. Further, the Advisor will continually monitor the financial stability of a counter-party to an interest rate swap or cap transaction in an effort to proactively protect the Fund's investments. In addition, at the time the interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Fund's Common Shares. The Fund will usually enter into swaps or caps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

     The Fund may choose or be required to redeem some or all of the Preferred Shares or prepay any borrowings. This redemption would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Such early termination of a swap could result in termination payment by or to the Fund. An early termination of a cap could result in a termination payment to the Fund.

                             MANAGEMENT OF THE FUND

     The business and affairs of the Fund are managed under the direction of the Board of Directors. The Directors approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its Advisor, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers and the Advisor, subject always to the investment objective and policies of the Fund and to the
general supervision of the Directors. As of                  , 2002, the
Directors and officers as a group beneficially owned, directly or indirectly, less than [1%] of the outstanding shares of the Fund.

     The Directors and officers of the Fund and their principal occupations during the past five years are set forth below. Each such Director and officer is also a director or officer of one or more other investment companies advised by the Advisor and its affiliates. An asterisk (*) has been placed next to the name of each Director who is an "interested person" of the Fund, as such term is defined in the 1940 Act, by virtue of such person's affiliation with the Fund or the Advisor.

DIRECTORS AND OFFICERS OF THE FUND

                                                                                        NUMBER OF FUNDS
                                                                                          IN THE FUND
                          POSITION WITH THE                                              COMPLEX TO BE
                           FUND AND LENGTH            BUSINESS EXPERIENCE AND             OVERSEEN BY
NAME AND BIRTH DATE        OF TIME SERVED     DIRECTORSHIPS DURING THE PAST FIVE YEARS     DIRECTOR
-------------------       -----------------   ----------------------------------------  ---------------
Directors

                                           [To be provided.]


                                                                                 BUSINESS
                                                                              EXPERIENCE AND
                                                                               DIRECTORSHIPS
                                                                              DURING THE PAST
NAME AND BIRTH DATE       POSITION WITH THE FUND AND LENGTH OF TIME SERVED      FIVE YEARS
-------------------       ------------------------------------------------    ---------------
Officers

                                      [To be provided.]


COMPENSATION OF DIRECTORS

     The following table sets forth estimated information regarding compensation expected to be paid to Directors by the Fund for the current fiscal year ending December 31, 2003, and the aggregate compensation paid by the fund complex of which the Fund is a part for the fiscal year ended December 31, 2002. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other fund in the fund complex which is a U.S. registered investment company. Each of the other Directors is paid an
annual retainer of $          for service as a Director of the Fund and of
certain other funds overseen by the Board of Directors that are advised by the
Investment Manager or its affiliates, an aggregate fee of $          for each
meeting of such funds attended and an aggregate fee of $          for each
telephonic meeting of such funds attended. The chair of the audit committee
receives an additional aggregate fee of $          annually and is reimbursed
for the expenses of attendance at such meetings. In the column headed "Total Compensation from Fund Complex Paid to Directors," the compensation paid to each Director represents the aggregate amount paid to the Director by the Fund and such other funds that each

Director serves or served. The Directors do not receive any pension or retirement benefits from the fund complex.

                                                                               TOTAL COMPENSATION FROM
                                                 AGGREGATE COMPENSATION         FUND COMPLEX PAID TO
NAME OF DIRECTOR                                       FROM FUND                      DIRECTORS
----------------                                 ----------------------        -----------------------
                                                 .......$........                     $

                                          [To be provided.]


     The following table shows the dollar range of equity securities owned by the Directors of the Fund in the Fund and in other investment companies overseen by the Directors within the same family of investment companies as of
          . Investment companies are considered to be in the same family if they share the same investment advisor or hold themselves out to investors as related companies.

                                                                                 AGGREGATE DOLLAR RANGE
                                                                               OF EQUITY SECURITIES IN ALL
                                                                                  REGISTERED INVESTMENT
                                                                                  COMPANIES OVERSEEN BY
                                                 DOLLAR RANGE OF EQUITY        THE DIRECTOR IN THE FAMILY
NAME OF DIRECTOR                                 SECURITIES IN THE FUND          OF INVESTMENT COMPANIES
----------------                                 ----------------------        ---------------------------

                                            [To be provided.]


     None of the disinterested Directors nor their family members had any interest in Deutsche Asset Management or DeIM or any person directly or indirectly controlling, controlled by, or under common control with Deutsche
Asset Management or DeIM as of           .

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISOR

     DeIM, which is part of Deutsche Asset Management, is the investment advisor for the Fund pursuant to an Investment Management Agreement. Under the supervision of the Board of Directors, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The Fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. DeIM provides a full range of investment advisory services to retail
and institutional clients, and as of           , 2002 had total assets of
approximately $          billion under management. DeIM is part of Deutsche
Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG. Deutsche Bank AG is an international commercial and investment banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

     For its services under the Investment Management Agreement, the Fund pays
DeIM a monthly management fee computed at the annual rate of      % of the
average daily total managed assets of the Fund (which equals the net asset value of the Common Shares plus the liquidation preference of any Preferred Shares and the principal amount of any Borrowings). In addition to the monthly management fee, the Fund pays all other costs and expenses of its operations, including compensation of its Directors, custodian, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of issuing any Preferred Shares, listing expenses, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. When the Fund is utilizing leverage, the fees paid to DeIM for investment management services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's total managed assets, which equals the net asset value of the Common Shares plus the liquidation preference of any Preferred Shares plus the principal amount of Borrowings. See "Use of Leverage." Because the fees paid to DeIM are determined on the basis of the Fund's managed assets, DeIM's interest in determining whether to leverage the Fund may differ from the interests of the Fund.

     The Investment Management Agreement provides that DeIM shall not be liable for any act or omission in the course of, connected with or arising out of any services to be rendered under the Investment Management Agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of DeIM in the performance of its duties or from reckless disregard by DeIM of its obligations and duties under the Investment Management Agreement.

     The Investment Management Agreement will remain in effect for an initial term of two years (unless sooner terminated), and shall remain in effect from year to year thereafter if approved annually (1) by the Fund's Board of Directors or by the holders of a majority of the Fund's outstanding voting securities and (2) by a majority of the independent directors who are not parties to such contract or agreement. The Investment Management Agreement will terminate upon assignment by any party and is terminable, without penalty, on 60 days' written notice by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or upon 90 days' written notice by DeIM.

     To the extent permissible by law and subject to approval of the Board of Directors, pursuant to the Investment Management Agreement, DeIM is authorized to appoint certain of its affiliates as sub-advisors to perform certain of DeIM's duties. In such cases, DeIM is also authorized to adjust the duties, the amount of assets to be managed and the fees paid by DeIM to any such affiliated sub-advisors. These affiliated sub-advisors must be entities that DeIM controls, is controlled by, or is under common control with, and any such appointments are subject to the further approval of the independent directors and the full Board of Directors of the Fund. Shareholders of the Fund that are affected by any adjustment would receive appropriate disclosure of any such change in a timely fashion following approval by the independent Directors. The management fee rates paid by the Fund would not increase as a result of any such action since all fees incurred by a sub-advisor will continue to be the responsibility of DeIM. DeIM will retain full responsibility for the actions of any such sub-advisor.

CUSTODIAN AND TRANSFER, DIVIDEND DISBURSING AGENT AND REGISTRAR

               , which has its principal business office at           , has been
retained to act as custodian of the Fund's investments and Scudder Investment Service Company, which has its principal business office at 811 Main Street, Kansas City, MO 64105-2005, has been retained to serve as the Fund's transfer and dividend disbursing agent. Neither the custodian nor Scudder Investment Service Company has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.

CODE OF ETHICS

     The Fund and DeIM have adopted codes of ethics in compliance with Rule 17j-1 under the 1940 Act (the "Consolidated Code"). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the supervision of the Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Advisor. Transactions on U.S. stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

     In selecting a broker to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the Advisor an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Advisor's ongoing responsibilities with respect to the Fund. Research and investment information is provided by these and other brokers at no cost to the Advisor and is available for the benefit of other accounts advised by the Advisor and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Advisor's expenses, it is not possible to estimate its value and in the opinion of the Advisor it does not reduce the Advisor's expenses in a determinable amount. The extent to which the Advisor makes use of statistical, research and other services furnished by brokers is considered by the Advisor in the allocation of brokerage business but there is no formula by which such business is allocated. The Advisor does so in accordance with its judgment of the best interests of the Fund and its shareholders. In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Advisor may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Fund.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading (the "Value Time"). The NYSE is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

     An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq system or another over-the-counter ("OTC") market is valued at its most recent sale price on Nasdaq or such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

     Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent at the most recent bid price. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

     An exchange-traded option contract on securities and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities and other financial instruments traded in the OTC market with less than 180 days remaining until expiration is valued at the evaluated price provided by the broker-dealer with which it was traded. An option contract on securities other financial instruments traded in the OTC market with 180 days or more remaining until expiration is valued at the average of the evaluated prices provided by two broker-dealers. Futures contracts (and options thereon) are valued at the most recent settlement price, if applicable, as of the Value Time on the relevant exchange. Certain futures contracts (and options thereon), such as S&P 500 and Nasdaq 100 contracts, are valued using settlement prices on the futures exchanges for those contracts determined shortly after the Value Time.

     If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Board's Valuation Committee, represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Board's Valuation Committee.

                              REPURCHASE OF SHARES

     The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead the Fund's shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, price, dividend stability, relative demand for and supply of such shares in the market, market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund's Board of Directors may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of shares, which may include the repurchase of such shares in the open market, private transactions, the making of a tender offer for such shares at or below net asset value, or the conversion of the Fund to an open-end investment company. The Board of Directors may not decide to take any of these actions. During the pendency of a tender offer, the Fund will publish how Common Shareholders may readily ascertain the net asset value. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

     Subject to its investment limitations, the Fund may use the accumulation of cash to finance repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Directors would have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations under each of those Acts.

     Although the decision to take action in response to a discount from net asset value will be made by the Board of Directors at the time it considers the issue, it is the Board's present policy, which may be changed by the Board, not to authorize repurchases of Common Shares or a tender offer for such shares if
(1) such transactions, if consummated, would (a) result in delisting of the Common Shares from the NYSE, or (b) impair the Fund's status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing its income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objective and policies in order to repurchase shares; or (3) there is, in the Board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the NYSE, (c) declaration of a banking moratorium by federal or state authorities or a suspension of payment by U.S. banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by federal or state authorities on the extension of credit by institutions or on the exchange of foreign currency, (e) commencement of armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board may in the future modify these conditions in light of experience.

     The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund's shares trading at a price equal to or near their net asset value. Nevertheless, the fact that the shares may be the subject of repurchase or tender offers at or below net asset value from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

     In addition, a purchase by the Fund of its Common Shares will decrease the Fund's total assets which would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its Common Shares at a time when Preferred Shares are outstanding will increase the leverage applicable to the outstanding Common Shares then remaining.

     Before deciding whether to take any action, the Fund's Board of Directors would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action on the Fund or its shareholders and market considerations. Based on the considerations, even if the Fund's shares should trade at a discount, the Board may determine that, in the interest of the Fund and its shareholders, no action should be taken.

                                  TAX MATTERS

     TAXATION OF THE FUND. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

          (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

          (b) distribute with respect to each taxable year at least 90% of the sum of its net tax-exempt income, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

          (c) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

     If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

     If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Such distributions generally would be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     The Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest, any investment company taxable income and its net capital gain. The Fund may, however, retain for investment some or all of its net capital gain. If the Fund does retain any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

     Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

     If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

     FUND DISTRIBUTIONS. Distributions from the Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from investment income and net short-term capital gains. Distributions of net capital gains (that is, the excess of net gains from the sale of capital assets held more than one year over net losses from the sale of capital assets held for not more than one year) properly designated as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term gain, regardless of how long a shareholder has held the shares in the Fund.

     The Fund's expenses attributable to earning tax-exempt income (including the interest on any indebtedness incurred or continued to purchase or carry tax-exempt bonds) do not reduce its current earnings and profits; therefore, distributions in excess of the sum of the Fund's net tax-exempt and taxable income may be treated as taxable dividends to the extent of the Fund's remaining earnings and profits (which provides the measure of the Fund's dividend-paying capacity for tax purposes). Distributions in excess of the sum of the Fund's net tax-exempt and taxable income could occur, for example, if the Fund's book income exceeded the sum of its net tax-exempt and taxable income. Differences in the Fund's book income and its net tax-exempt and taxable income may arise from certain of the Fund's hedging and investment activities. See "-- Hedging Transactions" below.

     EXEMPT-INTEREST DIVIDENDS. The Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax under Code Section 103(a). Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. Because the Fund intends to qualify to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indexes and other assets.

     The receipt of exempt-interest dividends may affect the portion, if any, of a person's Social Security and Railroad Retirement benefits that will be includable in gross income subject to federal income tax. Up to 85% of Social Security and Railroad Retirement benefits may be included in gross income in cases where the recipient's combined income, consisting of adjusted gross income (with certain adjustments), tax-exempt interest income and one-half of any Social Security and Railroad Retirement benefits, exceeds an adjusted base amount ($34,000 for a single individual and $44,000 for individuals filing a joint return). Shareholders receiving Social Security or Railroad Retirement benefits should consult their tax advisors.

     Under the Code, the interest on certain "private activity bonds" issued after August 7, 1986 is treated as a preference item and is (after reduction by applicable expenses) included in federal alternative minimum taxable income. The Fund will furnish to shareholders annually a report indicating the percentage of Fund income treated as a preference item for federal AMT purposes. In addition, for corporations, alternative minimum taxable income is increased by a percentage of the excess of an alternative measure of income that includes interest on all tax-exempt securities over the amount otherwise determined to be alternative minimum taxable income. Accordingly, the portion of the Fund's dividends that would otherwise be tax-exempt to the shareholders may cause an investor to be subject to the AMT or may increase the tax liability of an investor who is subject to such tax. As described above, the portfolio manager will at all times seek to avoid investments in bonds potentially subjecting individuals to the AMT, which generally includes private activity bonds.

     Legislation has been introduced in recent years that would reinstate a deductible tax (the "Environmental Tax") imposed through tax years beginning before 1996 at a rate of 0.12% on a corporation's alternative minimum taxable income (computed without regard to the AMT net operating loss deduction) in excess of

$2 million. If the Environmental Tax is reinstated, exempt-interest dividends that are included in a corporate shareholder's alternative minimum taxable income may subject corporate shareholders of the Fund to the Environmental Tax.

     The Fund designates distributions made to the share classes as consisting of a portion of each type of income distributed by the Fund. The portion of each type of income deemed received by each class of shareholders is equal to the portion of total Fund distributions received by such class. Thus, the Fund will designate dividends paid as exempt-interest dividends in a manner that allocates such dividends between and among the holders of Common Shares and any series of the Preferred Shares in proportion to the total dividends paid to each class during or with respect to the taxable year or otherwise as required by applicable law. Long-term capital gain distributions and other income subject to regular federal income tax will similarly be allocated between and among the two (or more) classes.

     Dividends (including Capital Gain Dividends) will be taxable as described above whether received in cash or in shares. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to either (i) the fair market value of the new shares issued to the shareholder, or
(ii) if the shares are trading below net asset value, the amount of cash allocated to the shareholder for the purchase of shares on its behalf in the open market.

     Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service (the "Service") to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

     Under a published position of the Service, a shareholder's interest deduction generally will not be disallowed if the average adjusted basis of the shareholder's tax-exempt obligations (including shares of preferred stock) does not exceed two percent of the average adjusted basis of the shareholder's trade or business assets (in the case of most corporations) or portfolio investments (in the case of individuals). Legislation has been introduced in recent years that would further limit or repeal this two-percent de minimis exception, thus reducing the total after-tax yield of a shareholder.

     In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users," within the meaning of Section 147(a) of the Code, of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

     The Fund will inform investors within 60 days of the Fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

     HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Income earned as a result of the Fund's hedging activities will not be eligible to be treated as exempt-interest dividends when distributed to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

     Certain of the Fund's hedging activities are likely to produce a difference between its book income and the sum of its net tax-exempt and taxable income. If the Fund's book income exceeds its net tax-exempt and taxable income, the distribution (if any) of such excess will be treated as (i) a taxable dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

     RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder's tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. Where one or more such distributions occur in any taxable year of the Fund, the available earnings and profits will be allocated, first, to the distributions made to the holders of Preferred Shares, and only thereafter to distributions made to holders of Common Shares. As a result, the holders of Preferred Shares will receive a disproportionate share of the distributions treated as dividends, and the holders of the Common Shares will receive a disproportionate share of the distributions treated as a return of capital.

     Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus included in the price paid by the shareholders).

     SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a market discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     CAPITAL LOSS CARRYOVER. Distributions from capital gains are generally made after applying any available capital loss carryovers.

     SALE OR REDEMPTION OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss realized upon a taxable disposition of shares held for six months or less but not disallowed as provided in the preceding sentence will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     From time to time the Fund may make a tender offer for its Common Shares. It is expected that the terms of any such offer will require a tendering shareholder to tender all Common Shares and dispose of all Preferred Shares held, or considered under certain attribution rules of the Code to be held, by such shareholder. Shareholders who tender all Common Shares and dispose of all Preferred Shares held, or considered to be held, by them will be treated as having sold their shares and generally will realize a capital gain or loss. If a shareholder tenders fewer than all of its Common Shares, or retains a substantial portion of its Preferred Shares, such shareholder may be treated as having received a taxable dividend upon the tender of its Common Shares. In such a case, there is a remote risk that non-tendering shareholders will be treated as having received taxable distributions from the Fund. Likewise, if the Fund redeems some but not all of the Preferred Shares held by a Preferred Shareholder and such shareholder is treated as having received a taxable dividend upon such redemption, there is a remote risk that Common Shareholders and non-redeeming Preferred Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of portfolio securities to meet such tenders of Common Shares, the Fund will be required to make taxable distributions to its shareholders, which may in turn require the Fund to make additional distributions to its Preferred Shareholders, if any.

     BACKUP WITHHOLDING. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

     In order for a foreign investor to qualify for exemption from the back-up withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisors in this regard.

     GENERAL. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the Fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

                            PERFORMANCE INFORMATION

     From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

AVERAGE ANNUAL TOTAL RETURN

     The Fund's "average annual total return" figures described in the Prospectus are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                               P(1 + T)(n) = ERV

Where:   P  =    a hypothetical initial payment of $1,000
         T  =    average annual total return
         n  =    number of years
       ERV  =    Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year period at
                 the end of a 1-, 5-, or 10-year period (or fractional
                 portion thereof), assuming reinvestment of all dividends and distributions.

YIELD

     Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                       2     a - b + 1 (6)-1
-----
                                        [( cd      )   ]

Where:    a  =    dividends and interest earned during the period,
          b  =    expenses accrued for the period (net of reimbursements),
          c  =    the average daily number of shares outstanding during the
                  period that were entitled to receive dividends, and
          d  =    the maximum offering price per share on the last day of the period.

     In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other investment companies listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) [list indexes]. The Fund may also compare the historical volatility of its portfolio to the volatility of such indexes during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.)

                      COUNSEL AND INDEPENDENT ACCOUNTANTS

     Ropes & Gray serves as counsel to the Fund, and is located at 885 Third
Avenue, New York, New York 10022.           has been appointed as independent
accountants for the Fund. The Statement of Assets and Liabilities of the Fund as
of           and the Statement of Operations of the Fund for the one day then ended included in this SAI has been so included in reliance on the report of
          , independent accountants, given on the authority of the firm as experts in auditing and accounting.

                             ADDITIONAL INFORMATION

     A Registration Statement on Form N-2 ("Registration Statement"), including amendments thereto, relating to the shares offered hereby has been filed by the Fund with the SEC, Washington, D.C. The Prospectus and this SAI do not contain all the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the Prospectus and this SAI as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the SEC's principal office in Washington, D.C., and copies of any part thereof may be obtained from the SEC upon the payment of fees prescribed by the SEC.

                              FINANCIAL STATEMENTS

                       SCUDDER MUNICIPAL BOND FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES (            )
Assets:
  Cash......................................................
  Deferred Offering Costs...................................
  Receivable from Advisor...................................
                                                              --------
     Total assets...........................................
                                                              ========
Liabilities:
  Accrued expenses..........................................
  Payable for organization costs............................
                                                              --------
  Total liabilities.........................................
                                                              --------
Net Assets..................................................
                                                              ========
Net Assets consist of:
  Capital Stock.............................................
  Paid-in capital...........................................
                                                              --------
Net Assets..................................................
                                                              ========
Net asset value and redemption price per share ($
  shares of common stock outstanding, $.01 par value,
           shares authorized.)..............................
                                                              ========
Maximum offering price per share (         of $        )....
                                                              ========
STATEMENT OF OPERATIONS
FOR THE ONE DAY ENDED         :
Investment income...........................................
                                                              ========
Expenses:
  Organization costs........................................
  Reimbursement from Advisor................................
                                                              --------
  Net Expenses..............................................
                                                              --------
  Net Income................................................
                                                              --------

THE ACCOMPANYING NOTE IS AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

NOTE 1:  ORGANIZATION

     Scudder Municipal Bond Fund, Inc. (the "Fund") is a diversified, closed-end management investment company organized as a Maryland corporation on
               , 2002. The authorized capital stock of the Fund consists of
          shares of a par value of $0.01 each, of which           shares are
classified as Common Shares and           shares are classified as Preferred
Shares. The Board of Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. The Fund has had no operations to date other than matters relating to its organization and registration as a diversified, closed-end investment management company.

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ
from those estimates. Offering costs, of up to $     per share of the Fund's
Common Shares issued, incurred by the Fund in connection with its organization have been deferred and are being amortized over twelve months.

     Deutsche Investment Management Americas Inc. has agreed to pay the amount by which the aggregate of all the Fund's organizational expenses and all
offering costs (other than the sales load) exceed $     per share.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Scudder Municipal Bond Fund, Inc:

     In our opinion, the accompanying statement of assets and liabilities and the related statement of operations present fairly, in all material respects, the financial position of Scudder Municipal Bond Fund, Inc. (the "Fund") at
               , and the results of its operations for the one day then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements, assessing the accounting principals used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                                                                      APPENDIX A

                             RATINGS OF INVESTMENTS

     The Fund's investments may range in quality from securities rated in the lowest category to securities rated in the highest category (as rated by Moody's, S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality). The percentage of the Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of debt securities:

     High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

     Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

     Below Investment Grade, High Yield Securities ("Junk Bonds") are those rated lower than Baa by Moody's, BBB by S&P and BBB by Fitch and comparable securities. They are deemed predominantly speculative with respect to the issuer's ability to repay principal and interest.

     Following is a description of Moody's, S&P's and Fitch's rating categories applicable to debt securities.

MOODY'S

CORPORATE AND MUNICIPAL BOND RATINGS

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

     Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

     Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

     Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

CORPORATE SHORT-TERM DEBT RATINGS

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

ISSUE CREDIT RATING DEFINITIONS

     A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

     Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

CORPORATE AND MUNICIPAL BOND RATINGS

  INVESTMENT GRADE

     AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  SPECULATIVE GRADE

     Obligations rated BB, B, CCC, CC, and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

     C: A subordinated debt or preferred stock obligation rated C is CURRENTLY HIGHLY VULNERABLE to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     CI: The rating CI is reserved for income bonds on which no interest is being paid.

     D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

COMMERCIAL PAPER RATING DEFINITIONS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

FITCH

     A brief description of the applicable Fitch ratings symbols and meanings (as published by Fitch) follows:

LONG-TERM CREDIT RATINGS

 INVESTMENT GRADE

     AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

 SPECULATIVE GRADE

     BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B: Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

SHORT-TERM CREDIT RATINGS

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D:  Default. Denotes actual or imminent payment default.

     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC", or to short-term ratings other than "F1".

     "NR" indicates that Fitch does not rate the issuer or issue in question.

     "Withdrawn": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     "Rating Watch": Ratings are placed on RatingWatch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be downgraded before an outlook moves to positive or negative circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(1)  Financial Statements:
       Part A -- None
       Part B -- Report of Independent Accountants

(2)  Exhibits:
       (a)  Articles of Incorporation dated November 15, 2002, filed herewith.
       (b)  By-Laws dated November 15, 2002, filed herewith.
       (c)  Not applicable.
       (d)  Form of specimen share certificate.*
       (e)  Dividend Reinvestment Plan.*
       (f)  Not applicable.
       (g)  Form of Investment Advisory Agreement.*
       (h)  Form of Underwriting Agreement.*
       (i)  Not applicable.
       (j)  Form of Custodian Agreement.*
       (k)  (i)    Form of Transfer Agency, Registrar and Dividend Disbursing
                   Agency Agreement.*
            (ii)   Form of Administration Agreement.*
       (l)  (i)    Opinion and Consent of Ropes & Gray.*
            (ii)   Opinion and Consent of                          *
       (m)  Not applicable.
       (n)  Consent of Independent Accountants.*
       (o)  Not applicable.
       (p)  Purchase Agreement.*
       (q)  Not applicable.
       (r)  (i)    Code of Ethics of the Fund.*
            (ii)   Code of Ethics of the Investment Manager.*
       (s)  Power of Attorney.*


* To be filed by amendment.

ITEM 25.  MARKETING ARRANGEMENTS

Reference is made to the Form of Underwriting Agreement to be filed as Exhibit 2(h).

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The approximate expenses in connection with the offering, all of which are being borne by the Registrant, are as follows:



SEC Registration Fees...........................................          $
New York Stock Exchange Listing Fee.............................          $
Printing and Engraving Expenses.................................          $
Legal Fees and Expenses.........................................          $
Auditing Fees and Expenses......................................          $
NASD Fees.......................................................          $
Miscellaneous...................................................          $
                                                                        --------
Total...........................................................          $
                                                                        ========


ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 28.  NUMBER OF HOLDERS OF SECURITIES

As of           , 2002



                                                                NUMBER OF
TITLE OF CLASS                                                RECORD HOLDERS
--------------                                                --------------

Common Stock, par value $.01 per share............              0

ITEM 29.  INDEMNIFICATION

The Articles of Incorporation of the Registrant provide that, to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Registrant shall have any liability to the Registrant or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. Article 2, Section 405.2 of the Maryland General Corporation Law provides that the Articles of Incorporation of a Maryland corporation may limit the extent to which directors or officers may be personally liable to the corporation or its shareholders for money damages in certain instances.

Article VIII of the Articles of Incorporation of the Registrant further provides that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Registrant, or is or was serving while a director or officer of the Registrant at the request of the Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Registrant against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act and the 1940 Act, as such statutes are now or hereinafter in force. In addition, the Registrant shall also advance expenses to its currently acting and its former directors and officers to the fullest extent that advancement of expenses is permitted by the Maryland General Corporation Law, the Securities Act, and the 1940 Act. The Board of Directors may by Bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

The Registrant's Articles of Incorporation also provide that no amendment to the charter of the Registrant shall affect any right of any person based on any event, omission or proceeding prior to the amendment.

Reference is also made to the Investment Advisory Agreement, filed as Exhibit
(g) hereto and to the Underwriting Agreement, filed as Exhibit (h) hereto.

Insofar as indemnification for liabilities under the 1933 Act may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the 1933 Act (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The description of the Investment Advisor under the caption "Management of the Fund--Investment Advisor" in the Prospectus and "Investment Advisory and Other Services" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Investment Advisor, reference is made to Form ADV filed with the Commission (Commission File No. 801-252) under the Investment Advisers Act of 1940 and incorporated herein by reference thereto.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant's Advisor, Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154; the Registrant's transfer agent, Scudder Investments Service Company, at 911 Main Street, Kansas City, Missouri 64105 and the Registrant's Custodian, _____________ at ___________________.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  UNDERTAKINGS

(1) The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than ten percent from its net asset value as of the effective date of this Registration Statement or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2)  Not applicable.

(3)  Not applicable.

(4)  Not applicable.

(5)  The Registrant undertakes that:

     a. for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the 1933 Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

     b. for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Baltimore and State of Maryland, on the 15th day of November, 2002.

                                     SCUDDER MUNICIPAL BOND FUND, INC.

                                     By: /s/ RICHARD T. HALE
                                         ------------------------------------
                                         Name: Richard T. Hale
                                         Title: Chairman and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.



                    SIGNATURE                                       TITLE                             DATE
                    ---------                                       -----                             ----

                  /s/ RICHARD T. HALE*                       Chairman and President             November 15, 2002
         --------------------------------------------        (Chief Executive Officer)
                       Richard T. Hale                       and Director


                  /s/ CHARLES A. RIZZO                       Treasurer                          November 15, 2002
         --------------------------------------------        (Chief Financial Officer)
                       Charles A. Rizzo

                               INDEX TO EXHIBITS

  EXHIBIT                              EXHIBIT NAME
  -------                              ------------
2.a.           Articles of Incorporation dated November 15, 2002.
2.b.           Bylaws dated November 15, 2002